UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04526

Name of Registrant:	Vanguard Quantitative Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2019—September 30, 2020

Item 1: Reports to Shareholders

Annual Report | September 30, 2020

Vanguard Growth and Income Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

Your Fund’s Performance at a Glance	1

Advisors’ Report	2

About Your Fund’s Expenses	8

Performance Summary	10

Financial Statements	12

Trustees Approve Advisory Arrangements	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

•    Vanguard Growth and Income Fund returned more than 14% for Investor and Admiral Shares for the 12 months ended September 30, 2020. Its performance trailed its benchmark, which returned more than 15%.

•    After a sharp, pandemic-related decline earlier in 2020, global stocks began a rebound in March that continued into the third quarter. Massive fiscal and monetary support from governments and central banks, signs of economic healing, and reported progress toward a COVID-19 vaccine all buoyed the markets until September, when investor sentiment soured a little.

•    Underweight positions in energy and financials as well as stock selection in information technology contributed positively to performance on a relative basis. Stock selection in consumer discretionary, communication services, and materials detracted the most.

•    For the ten years ended September 30, 2020, the fund’s average annual return slightly underperformed its benchmark.

Market Barometer

	Average Annual Total Returns
	Periods Ended September 30, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	16.01%	12.38%	14.09%
Russell 2000 Index (Small-caps)	0.39	1.77	8.00
Russell 3000 Index (Broad U.S. market)	15.00	11.65	13.69
FTSE All-World ex US Index (International)	3.55	1.50	6.49

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	6.98%	5.24%	4.18%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	4.09	4.28	3.84
FTSE Three-Month U.S. Treasury Bill Index	1.02	1.65	1.15

CPI
Consumer Price Index	1.37%	1.79%	1.81%

Advisors’ Report

Vanguard Growth and Income Fund’s Investor Shares returned 14.07% for the 12 months ended September 30, 2020. The Admiral Shares returned 14.19%. The fund’s benchmark, the Standard & Poor’s 500 Index, returned 15.15%.

Your fund is managed by three independent advisors, a strategy that enhances the fund’s diversification by providing exposure to distinct yet complementary investment approaches. It is not uncommon for different advisors to have different views about individual securities or the broader investment environment.

The advisors, the percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the table on page 7. The advisors have also prepared a discussion of the investment environment that existed during the fiscal year and of how the portfolio’s positioning reflects this assessment. These comments were prepared on October 15, 2020.

D. E. Shaw Investment

Management, L.L.C.

Portfolio Manager:

Philip Kearns, Ph.D., Managing Director

Despite the strong performance of the S&P 500 Index, the 12 months ended September 30, 2020, were a volatile period for equity markets. Equities rose steadily through the fourth quarter of 2019 and the beginning of 2020, as U.S.-China trade negotiations improved risk sentiment. But as the COVID-19 pandemic swept around the world and raised concerns about global economic growth, the S&P 500 Index dropped more than 30% between February 20 and March 23.

U.S. stocks rebounded during the last six months of the period. The recovery was led by large-capitalization technology stocks and other large-cap stocks. The S&P 500 recouped all of its first-quarter losses by early August but gave back some of those gains in September.

The market’s strong performance from the end of March through August seemed to be driven by mostly positive developments in the COVID-19 pandemic. Equity market gains also were likely supported by monetary and fiscal policy efforts to encourage economic growth, including a $2 trillion U.S. government stimulus package. September losses were primarily the result of high valuations in the information technology sector, concerns about vaccine developments, and delays in further fiscal stimulus.

Our quantitative equity investment process deploys alpha models that seek to forecast individual stock returns and risk models that seek to mitigate active exposures— that is, meaningful overweighted and underweighted stakes, relative to our benchmark—to industries, sectors, and common risk factors. However, the resulting portfolios may exhibit small to moderate active exposures to industries, sectors, and risk factors as a byproduct of our focus on bottom-up stock selection.

While we actively monitor market activity, we generally do not make investment decisions in our benchmark-relative equity portfolios that are based on a subjective analysis of the investment environment. We attribute portfolio performance primarily to three major sources: bottom-up stock selection based on our forecasts; exposure to industry groups; and exposure to risk factors such as value, growth, and market capitalization.

Stock-specific exposures were the largest contributors to relative performance during the period. The largest detractors were exposures to technical risk factors—in particular, overweight exposures to small-cap stocks. Underweights to major oil companies and airlines added to relative performance, while overweights to department stores and underweights to semiconductors detracted.

The three largest single-stock contributors were underweight positions in Exxon Mobil and Boeing and an overweight position in Apple. The three largest detractors were underweight positions in Amazon and Salesforce.com and an overweight position in Citigroup.

The U.S. economy remains sluggish and faces uncertainty from domestic and external factors. The front end of the yield curve remains flat, with two- and five-year U.S. Treasury interest rates at historic lows.

During the period, the Federal Reserve reduced its benchmark rate gradually to near 0%. At its August meeting, the central bank provided guidance that indicated it would keep its benchmark rate near zero through 2023, and it moved to an average inflation target of 2% in place of a ceiling of 2%.

Uncertainty about coronavirus vaccine developments, together with the presidential election, also signal a wide range of possible outcomes with significant implications for the U.S. economy.

We believe global developments also present significant risks to the U.S. economy. Global demand continues to be dampened by COVID-19 as governments around the world seek to contain the pandemic. Tensions between the United States and China remain elevated, despite progress in trade negotiations.

Despite these uncertainties, U.S. equity indexes remain near all-time highs, led by large-cap stocks. Bullish equity market valuations may reflect investor optimism and, perhaps, a scarcity of other attractive investment opportunities.

Los Angeles Capital

Portfolio Managers:

Thomas D. Stevens, CFA,

Chairman and Principal

Hal W. Reynolds, CFA,

Chief Investment Officer and Principal

While global markets fell steeply in February and March because of the COVID-19 shock, as a whole, the 12-month period ended September 30, 2020, was strong. The S&P 500 Index was up 15%. Accommodative fiscal and monetary policy and restrained optimism by investors held off what could have been a larger market correction.

COVID-resilient technology stocks led the way, generating a 47% return as the Nasdaq reached new highs. While markets experience fluctuations, the resilience of growth stocks continues as the world relies more on the digital economy to do business. Value stocks continue to be vulnerable as questions remain about the opening of the physical economy and rising corporate debt. LA Capital’s “COVID Beta,” an analytical tool that measures stock-level sensitivities to the crisis, suggests that pandemic-associated risk declined meaningfully between the end of May and the end of September.

While investors continue to favor growth stocks with exposure to the digital economy, the quarter was also marked by positive returns for risk-on factors. Investor sentiment will likely continue to experience above-average volatility because of uncertainties about the path of the virus, the effectiveness of stimulus programs, and consumer behavior.

Peer momentum, defined by overlapping analyst coverage and similar business themes identified through a computer-generated transcript analysis, was a particularly strong measure of performance and added value to the portfolio. Over-weighting growth characteristics and sectors also helped our result. Larger-cap stocks outperformed, but a slight underweight hurt.

Over the 12 months, the portfolio maintained an overweight to information technology while shifting out of real estate and financials. We increased our exposure to companies with strong quality and momentum characteristics. Today, the portfolio is positioned toward more defensive companies with favorable quality metrics such as analyst sentiment, robust cash earnings, superior management and operational skill, and higher profit margins. The portfolio is positioned away both from firms with higher long-term growth and mature firms with higher pension risk.

The portfolio’s largest overweights are to information technology, consumer staples, retail, and health care, while the largest underweights are to communication services, real estate, and utilities.

Investors are paying close attention to economic indicators and interest rates to gauge the course of the global economy. Our investment outlook remains steady heading into the final quarter of 2020, and we expect interest rate volatility to continue to drive equity valuations and factor returns as investors face the uncertainties ahead.

Vanguard Quantitative Equity Group

Portfolio Managers:

James P. Stetler

Binbin Guo, Principal, Head of Alpha

Equity Investments

After a sharp, pandemic-related decline earlier in 2020, global stocks began a rebound in March that continued into the third quarter. Massive fiscal and monetary support from governments and central banks, signs of economic healing, and reported progress toward a COVID-19 vaccine all buoyed the markets. Investor sentiment soured and volatility returned in September, though, amid stretched valuations in the information technology sector, a resurgence in coronavirus infections in some regions, and dimmer chances of a new government aid package in the United States.

In the global bond market, the pandemic led to a wave of issuance, which drove up supply, but demand held up fairly well. Yields ended the quarter little changed.

Although it’s important to understand how overall performance is affected by such macro factors, our approach to investing focuses on specific fundamentals, not technical analysis of stock price movements. We believe that attractive stocks exhibit five key characteristics: high quality—healthy balance sheets and steady cash-flow generation; effective management decisions—sound investment policies that favor internal over external funding; consistent earnings growth—ability to grow earnings year after year; strong market sentiment—market confirmation of our view; and reasonable valuation— shares that are not overpriced.

Using these five themes, we generate a daily composite stock ranking. We then monitor our portfolio based on those rankings and adjust when appropriate to maximize expected returns while minimizing exposure to risks that our research indicates don’t improve returns (such as industry selection and other risks relative to our benchmark).

Over the 12 months ended September 30, 2020, our market sentiment model contributed to our relative performance while our valuation model detracted the most. Our strongest sector results were in information technology, driven in part by strong selection in semiconductor companies. Stock selection in consumer staples, consumer discretionary, and health care detracted the most.

At the stock level, top contributors included overweight positions in information technology companies—Advanced Micro Devices, Apple, and Cadence Design Systems—as well as underweights to Boeing in industrials and Exxon Mobil in energy. Underweight positions in NVIDIA and PayPal in information technology detracted, as did overweights to consumer staples company Coty, energy company Devon Energy, and industrials company General Electric.

Vanguard Growth and Income Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
Los Angeles Capital	33	3,871	Employs a quantitative model that emphasizes stocks with characteristics investors are currently seeking and underweights stocks with characteristics investors are currently avoiding. The portfolio’s sector weights, size, and style characteristics may differ modestly from the benchmark in a risk-controlled manner.
Vanguard Quantitative Equity Group	33	3,867	Employs a quantitative fundamental management approach, using models that assess valuation, growth prospects, management decisions, market sentiment, and earnings and balance-sheet quality of companies as compared with their peers.
D. E. Shaw Investment Management, L.L.C.	33	3,860	Employs quantitative models that seek to capture predominantly bottom-up stock-specific return opportunities. The portfolio’s sector weights, size, and style characteristics may differ modestly from the benchmark in a risk-controlled manner.
Cash Investments	1	267	These short-term reserves are invested by Vanguard in equity index products to simulate investments in stocks. Each advisor also may maintain a modest cash position.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended September 30, 2020

	Beginning	Ending	Expenses
Growth and Income Fund	Account Value	Account Value	Paid During
	3/31/2020	9/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,317.42	$1.91
Admiral™ Shares	1,000.00	1,318.18	1.33
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.35	$1.67
Admiral Shares	1,000.00	1,023.85	1.16

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.33% for Investor Shares and 0.23% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2010, Through September 30, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended September 30, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth and Income Fund Investor Shares	14.07%	13.30%	13.60%	$35,805
S&P 500 Index	15.15	14.15	13.74	36,244
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.77	13.60	13.43	35,263

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Growth and Income Fund Admiral Shares	14.19%	13.42%	13.73%	$180,950
S&P 500 Index	15.15	14.15	13.74	181,221
Dow Jones U.S. Total Stock Market Float Adjusted Index	14.77	13.60	13.43	176,315

See Financial Highlights for dividend and capital gains information.

Growth and Income Fund

Fund Allocation

As of September 30, 2020

Communication Services	10.3%
Consumer Discretionary	12.4
Consumer Staples	7.9
Energy	1.6
Financials	9.0
Health Care	14.7
Industrials	8.5
Information Technology	29.0
Materials	2.4
Other	0.0
Real Estate	2.1
Utilities	2.1

The table reflects the fund's investments, except for short term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Growth and Income Fund

Financial Statements

Schedule of Investments

As of September 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (97.4%)
Communication Services (10.0%)
*	Facebook Inc. Class A	1,093,432	286,370
*	Alphabet Inc. Class A	139,124	203,900
*	Alphabet Inc. Class C	127,316	187,104
	Verizon Communications Inc.	2,094,068	124,576
	AT&T Inc.	2,354,394	67,124
	Walt Disney Co.	403,366	50,050
*	Netflix Inc.	95,965	47,985
	Activision Blizzard Inc.	487,451	39,459
*	Charter Communications Inc. Class A	60,273	37,631
	Comcast Corp. Class A	626,610	28,987
*	Take-Two Interactive Software Inc.	160,653	26,543
	CenturyLink Inc.	2,119,633	21,387
*	Electronic Arts Inc.	127,739	16,658
*	Discovery Inc. Class A	585,816	12,753
	Interpublic Group of Cos. Inc.	272,570	4,544
	ViacomCBS Inc. Class B	151,750	4,251
	News Corp. Class A	298,200	4,181
*	Discovery Communications Inc. Class C	179,292	3,514
	News Corp. Class B	155,751	2,177
*	Liberty Media Corp-Liberty SiriusXM Class C	61,900	2,048
*	Zynga Inc. Class A	199,600	1,820
*	Yelp Inc. Class A	74,100	1,489
*	DISH Network Corp. Class A	46,100	1,338
	Fox Corp. Class B	47,300	1,323
*	Snap Inc.	32,400	846
*	Altice USA Inc. Class A	29,900	777
*	Liberty Media Corp-Liberty SiriusXM Class A	22,000	730
	New York Times Co. Class A	15,600	668
*	GCI Liberty Inc. Class A	7,200	590
	TripAdvisor Inc.	25,200	494
*	Yandex NV Class A	6,000	392
*	Zillow Group Inc. Class C	3,200	325
*	Anterix Inc.	6,100	200
	Cable One Inc.	100	189
*,^	Gogo Inc.	17,600	163
*	Cargurus Inc.	7,100	154
*	SINA Corp.	2,100	90
	Marcus Corp.	6,100	47
*	Eventbrite Inc. Class A	4,300	47
*	Cars.com Inc.	4,500	36
*	Liberty Media Corp-Liberty Formula One Class C	900	33
*	Spotify Technology SA	100	24
*	Liberty Global plc Class A	1,100	23
*	Roku Inc.	100	19
	TEGNA Inc.	1,400	16
	Entravision Communications Corp. Class A	10,006	15
*	Liberty Broadband Corp.	100	14
*	Globalstar Inc.	45,270	14
*	IAC/InterActiveCorp	100	12
*	Match Group Inc.	100	11
*	TrueCar Inc.	1,900	10
*	Hemisphere Media Group Inc.	771	7
	Cinemark Holdings Inc.	600	6
*	Live Nation Entertainment Inc.	100	5
	Omnicom Group Inc.	99	5
*	Twitter Inc.	100	4
	Shenandoah Telecommunications Co.	100	4
*	Pinterest Inc. Class A	100	4
	Spok Holdings Inc.	432	4
*	EverQuote Inc. Class A	100	4
*	IDT Corp. Class B	538	4

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	John Wiley & Sons Inc. Class A	100	3
*	United States Cellular Corp.	99	3
	Manchester United plc Class A	200	3
	Fox Corp. Class A	100	3
*	Lions Gate Entertainment Corp. Class B	300	3
*	IMAX Corp.	200	2
*	Glu Mobile Inc.	300	2
*	T-Mobile US Inc.	20	2
*	Liberty Media Corp-Liberty Braves	100	2
*	Vonage Holdings Corp.	200	2
*	Lions Gate Entertainment Corp. Class A	200	2
*	Sciplay Corp. Class A	110	2
*	Consolidated Communications Holdings Inc.	300	2
	Emerald Holding Inc.	711	1
*	DHI Group Inc	602	1
*	ORBCOMM Inc.	400	1
*	Ooma Inc.	100	1
*	Central European Media Enterprises Ltd. Class A	276	1
*	ANGI Homeservices Inc. Class A	100	1
	Telephone and Data Systems Inc.	57	1
*	Fluent Inc.	399	1
	Sinclair Broadcast Group Inc. Class A	50	1
*	Liberty TripAdvisor Holdings Inc. Class A	400	1
*	MDC Partners Inc. Class A	416	1
*	Eros STX Global Corp.	200	—
*	Clear Channel Outdoor Holdings Inc.	300	—
	Gannett Co. Inc.	208	—
*	Liberty Latin America Ltd. Class A	29	—
			1,183,240
Consumer Discretionary (12.1%)
*	Amazon.com Inc.	171,927	541,352
	Home Depot Inc.	563,741	156,556
	Lowe’s Cos. Inc.	488,960	81,099
	Target Corp.	346,169	54,494
	Yum! Brands Inc.	491,031	44,831
	McDonald’s Corp.	185,835	40,789
	eBay Inc.	703,740	36,665
	Dollar General Corp.	170,375	35,714
	PulteGroup Inc.	731,443	33,858
	Garmin Ltd.	298,566	28,322
*	AutoZone Inc.	23,836	28,070
	NIKE Inc. Class B	216,160	27,137
	Whirlpool Corp.	136,662	25,131
	Best Buy Co. Inc.	208,464	23,200
	Starbucks Corp.	242,200	20,810
	H&R Block Inc.	1,240,511	20,208
	Newell Brands Inc.	1,165,573	20,001
	Tractor Supply Co.	137,995	19,780
*	NVR Inc.	4,646	18,970
*	O’Reilly Automotive Inc.	40,021	18,453
	TJX Cos. Inc.	318,300	17,713
	MGM Resorts International	585,505	12,735
	Hanesbrands Inc.	730,701	11,509
	L Brands Inc.	301,980	9,606
*	Tesla Inc.	21,400	9,181
	Domino’s Pizza Inc.	21,527	9,155
	BorgWarner Inc.	233,105	9,030
*	Peloton Interactive Inc. Class A	64,500	6,401
	Lennar Corp. Class A	73,690	6,019
*	LKQ Corp.	214,490	5,948
*	Booking Holdings Inc.	2,854	4,882
	Harley-Davidson Inc.	180,830	4,438
*	Wayfair Inc.	13,045	3,796
*	Chipotle Mexican Grill Inc. Class A	2,900	3,607
*	Carvana Co. Class A	15,100	3,368
	Tapestry Inc.	207,100	3,237
*	Stamps.com Inc.	13,321	3,210
*	Under Armour Inc. Class A	281,200	3,158
*	Mohawk Industries Inc.	29,950	2,923
	Polaris Inc.	26,900	2,538
	Las Vegas Sands Corp.	51,400	2,398
	DR Horton Inc.	29,968	2,266
	Kohl’s Corp.	117,100	2,170
*	Etsy Inc.	17,690	2,152
	Gentex Corp.	81,900	2,109
	Leggett & Platt Inc.	43,440	1,788
*,^	iRobot Corp.	22,800	1,730
	Darden Restaurants Inc.	16,690	1,681
*	Sleep Number Corp.	30,600	1,497
	Signet Jewelers Ltd.	72,600	1,358
*	Grubhub Inc.	18,700	1,353
*	GoPro Inc. Class A	265,200	1,201
	Wyndham Destinations Inc.	36,900	1,135
*	Farfetch Ltd. Class A	42,800	1,077

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Goodyear Tire & Rubber Co.	104,300	800
	Royal Caribbean Cruises Ltd.	12,000	777
*	Rh	1,700	650
	Restaurant Brands International Inc.	9,300	535
	Wyndham Hotels & Resorts Inc.	9,700	490
*	Perdoceo Education Corp.	37,690	461
*	Hibbett Sports Inc.	11,700	459
	General Motors Co.	14,900	441
	Carter’s Inc.	5,000	433
	La-Z-Boy Inc.	13,600	430
*	Michaels Cos. Inc.	42,500	410
	Strategic Education Inc.	4,000	366
*	Sonos Inc.	22,400	340
	Ford Motor Co.	49,200	328
*	Planet Fitness Inc. Class A	5,300	327
*	Under Armour Inc. Class C	32,400	319
	Dunkin’ Brands Group Inc.	3,200	262
	International Game Technology plc	22,753	253
	Red Rock Resorts Inc. Class A	12,800	219
	Graham Holdings Co. Class B	500	202
*	Fossil Group Inc.	30,208	173
*	Floor & Decor Holdings Inc. Class A	2,200	165
	OneSpaWorld Holdings Ltd.	22,000	143
	Kontoor Brands Inc.	5,866	142
	Carnival Corp.	9,100	138
	Abercrombie & Fitch Co.	9,000	125
*	frontdoor Inc.	3,100	121
	Shutterstock Inc.	2,300	120
*	Delphi Technologies plc	6,800	114
*	MercadoLibre Inc.	100	108
	PetMed Express Inc.	2,800	89
*	Lindblad Expeditions Holdings Inc.	10,000	85
*	Tupperware Brands Corp.	4,200	85
*	Lumber Liquidators Holdings Inc.	3,800	84
	Churchill Downs Inc.	500	82
	Dick’s Sporting Goods Inc.	1,300	75
*	Accel Entertainment Inc. Class A	6,248	67
*	Hilton Grand Vacations Inc.	3,000	63
	Buckle Inc.	3,000	61
	Qurate Retail Group Inc. QVC Group Class A	8,300	60
	Cooper Tire & Rubber Co.	1,699	54
*	Lululemon Athletica Inc.	100	33
	Groupon Inc. Class A	1,400	29
*	Despegar.com Corp.	4,000	25
*	Universal Electronics Inc.	600	23
*	Deckers Outdoor Corp.	100	22
	Vail Resorts Inc.	100	21
	Six Flags Entertainment Corp.	1,000	20
	Ferrari NV	100	18
*	Adient plc	1,000	17
*	Adtalem Global Education Inc.	697	17
	Advance Auto Parts Inc.	100	15
*	Bright Horizons Family Solutions Inc.	100	15
*	SeaWorld Entertainment Inc.	700	14
	Wingstop Inc.	100	14
*	Murphy USA Inc.	100	13
	Levi Strauss & Co. Class A	951	13
*	Conn’s Inc.	1,200	13
	Tiffany & Co.	100	12
*	TRI Pointe Group Inc.	600	11
	LCI Industries	100	11
*	Laureate Education Inc. Class A	800	11
*	MarineMax Inc.	400	10
*	Vista Outdoor Inc.	500	10
*	Target Hospitality Corp.	8,167	10
	Thor Industries Inc.	100	9
	Genuine Parts Co.	100	9
	Ross Stores Inc.	100	9
*	CarMax Inc.	100	9
	Aptiv plc	100	9
*	Dollar Tree Inc.	100	9
*	Select Interior Concepts Inc. Class A	1,322	9
	Williams-Sonoma Inc.	100	9
*	Dorman Products Inc.	100	9
*	Tempur Sealy International Inc.	100	9
	Columbia Sportswear Co.	100	9
	Designer Brands Inc. Class A	1,600	9
*	America’s Car-Mart Inc.	100	8

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Papa John’s International Inc.	100	8
*	Overstock.com Inc.	100	7
	Wynn Resorts Ltd.	100	7
*	Chegg Inc.	100	7
	VF Corp.	100	7
	Ralph Lauren Corp. Class A	100	7
	Lennar Corp. Class B	100	7
*	Shake Shack Inc. Class A	100	6
*	Hudson Ltd. Class A	800	6
	Texas Roadhouse Inc. Class A	100	6
	Brunswick Corp.	100	6
	Aaron’s Inc.	100	6
*	American Public Education Inc.	200	6
	Yum China Holdings Inc.	100	5
	Sturm Ruger & Co. Inc.	84	5
*	GameStop Corp. Class A	500	5
*	Malibu Boats Inc. Class A	100	5
	Toll Brothers Inc.	100	5
*	M/I Homes Inc.	100	5
	Magna International Inc.	100	5
	Standard Motor Products Inc.	100	4
*	Monarch Casino & Resort Inc.	100	4
*	Crocs Inc.	100	4
	Brinker International Inc.	100	4
*	Golden Entertainment Inc	300	4
*	ServiceMaster Global Holdings Inc.	100	4
*	WW International Inc.	200	4
*	Turtle Beach Corp.	200	4
	Gap Inc.	200	3
	Shoe Carnival Inc.	100	3
	Foot Locker Inc.	100	3
*	El Pollo Loco Holdings Inc.	193	3
	Bloomin’ Brands Inc.	200	3
	Rent-A-Center Inc.	100	3
	Hilton Worldwide Holdings Inc.	35	3
	Camping World Holdings Inc. Class A	100	3
	American Eagle Outfitters Inc.	200	3
*	RealReal Inc.	200	3
	Core-Mark Holding Co. Inc.	100	3
*	Zumiez Inc.	100	3
	Cheesecake Factory Inc.	100	3
*	Stitch Fix Inc. Class A	100	3
	Ethan Allen Interiors Inc.	200	3
*	Beazer Homes USA Inc.	200	3
*	K12 Inc.	100	3
	Twin River Worldwide Holdings Inc.	100	3
	Wolverine World Wide Inc.	100	3
*	XPEL Inc.	99	3
	Citi Trends Inc.	100	2
*	1-800-Flowers.com Inc. Class A	100	2
*	Everi Holdings Inc.	300	2
	Dana Inc.	200	2
	Tilly’s Inc. Class A	400	2
	Extended Stay America Inc.	200	2
	Bassett Furniture Industries Inc.	171	2
*	Quotient Technology Inc.	300	2
	Ruth’s Hospitality Group Inc.	200	2
*	Genesco Inc.	100	2
	Bluegreen Vacations Holding Corp. Class A	160	2
*	Noodles & Co.	300	2
*	Gentherm Inc.	50	2
	Movado Group Inc.	200	2
*	Modine Manufacturing Co.	300	2
	Clarus Corp.	131	2
*	Stoneridge Inc.	100	2
*	Capri Holdings Ltd.	100	2
*	Biglari Holdings Inc. Class B	20	2
*	MasterCraft Boat Holdings Inc.	100	2
*	Sally Beauty Holdings Inc.	200	2
*	Funko Inc. Class A	300	2
*	Nautilus Inc.	100	2
*	Party City Holdco Inc.	600	2
	Smith & Wesson Brands Inc.	100	2
	Winnebago Industries Inc.	30	2
	Acushnet Holdings Corp.	46	2
	Bed Bath & Beyond Inc.	100	1
*	Carrols Restaurant Group Inc.	229	1
*	Veoneer Inc.	98	1
*	Cooper-Standard Holdings Inc.	100	1

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Playa Hotels & Resorts NV	300	1
*	Fiat Chrysler Automobiles NV	100	1
*	Superior Industries International Inc.	975	1
	Cato Corp. Class A	127	1
*	Tenneco Inc. Class A	128	1
*	Kirkland’s Inc.	100	1
*	Urban Outfitters Inc.	39	1
*	Barnes & Noble Education Inc.	300	1
*	Container Store Group Inc.	100	1
*	Vera Bradley Inc.	100	1
*	Mattel Inc.	44	1
*	American Outdoor Brands Inc.	25	—
*	Yatra Online Inc.	400	—
*	Kandi Technologies Group Inc.	34	—
	ODP Corp.	10	—
*	Magnite Inc.	26	—
*	Express Inc.	200	—
	Big 5 Sporting Goods Corp.	16	—
*	J Jill Inc.	200	—
			1,443,260
Consumer Staples (7.8%)
	Procter & Gamble Co.	1,207,759	167,866
	Coca-Cola Co.	1,633,083	80,625
	Costco Wholesale Corp.	223,705	79,415
	Walmart Inc.	529,225	74,044
	PepsiCo Inc.	495,539	68,682
	Altria Group Inc.	1,478,710	57,137
	Kimberly-Clark Corp.	364,935	53,886
	General Mills Inc.	692,840	42,734
	Colgate-Palmolive Co.	521,404	40,226
	Philip Morris International Inc.	473,310	35,494
*	Monster Beverage Corp.	384,980	30,875
	Kroger Co.	829,188	28,118
	Campbell Soup Co.	496,968	24,038
	Mondelez International Inc. Class A	396,440	22,776
	Clorox Co.	107,074	22,504
	Kraft Heinz Co.	688,257	20,613
	Conagra Brands Inc.	375,120	13,396
	Estee Lauder Cos. Inc. Class A	54,028	11,792
	Church & Dwight Co. Inc.	120,280	11,271
	Lamb Weston Holdings Inc.	155,990	10,337
	McCormick & Co. Inc.	30,056	5,834
	J M Smucker Co.	43,980	5,081
	Kellogg Co.	39,867	2,575
	Constellation Brands Inc. Class A	11,300	2,141
	Sysco Corp.	32,390	2,015
	Hershey Co.	13,560	1,944
	Hormel Foods Corp.	34,000	1,662
*	US Foods Holding Corp.	62,400	1,387
*	Nomad Foods Ltd.	48,600	1,238
	Brown-Forman Corp. Class B	12,800	964
*	Performance Food Group Co.	22,600	782
	Tyson Foods Inc. Class A	10,300	613
*,^	Albertsons Cos. Inc. Class A	31,800	440
	Coca-Cola European Partners plc	9,696	376
*	Boston Beer Co. Inc. Class A	100	88
	Andersons Inc.	2,100	40
	Bunge Ltd.	800	37
*	USANA Health Sciences Inc.	404	30
	Lancaster Colony Corp.	94	17
	Flowers Foods Inc.	602	15
	Seaboard Corp.	5	14
	J&J Snack Foods Corp.	100	13
	Ingredion Inc.	100	8
	John B Sanfilippo & Son Inc.	100	8
	Weis Markets Inc.	100	5
*	Herbalife Nutrition Ltd.	100	5
	Archer-Daniels-Midland Co.	100	5
*	BJ’s Wholesale Club Holdings Inc.	100	4
*	TreeHouse Foods Inc.	100	4
	MGP Ingredients Inc.	100	4
*	Central Garden & Pet Co. Class A	100	4
	Walgreens Boots Alliance Inc.	100	4
*	Hain Celestial Group Inc.	100	3
	Molson Coors Beverage Co. Class B	100	3
*	Craft Brew Alliance Inc.	200	3
*	Pilgrim’s Pride Corp.	200	3
	Turning Point Brands Inc.	100	3
	Keurig Dr Pepper Inc.	100	3
*	Hostess Brands Inc. Class A	171	2
	Vector Group Ltd.	200	2
	PriceSmart Inc.	28	2

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	elf Beauty Inc.	100	2
*	Simply Good Foods Co.	79	2
*	Sprouts Farmers Market Inc.	67	1
	Coty Inc. Class A	390	1
	Natural Grocers by Vitamin Cottage Inc.	100	1
*	United Natural Foods Inc.	43	1
*	Cal-Maine Foods Inc.	9	—
			923,218

Energy (1.5%)
	Chevron Corp.	466,653	33,599
	Exxon Mobil Corp.	848,662	29,135
	Kinder Morgan Inc.	2,093,042	25,807
	ConocoPhillips	739,637	24,290
	Halliburton Co.	1,249,728	15,059
	Schlumberger Ltd.	768,194	11,953
	Concho Resources Inc.	232,372	10,252
	EOG Resources Inc.	218,911	7,868
	Devon Energy Corp.	700,528	6,627
	National Oilwell Varco Inc.	508,087	4,603
	Helmerich & Payne Inc.	128,961	1,889
	Williams Cos. Inc.	90,121	1,771
	Occidental Petroleum Corp.	139,710	1,398
	Cameco Corp.	104,300	1,053
	TechnipFMC plc	164,900	1,041
	Range Resources Corp.	98,014	649
	Apache Corp.	66,100	626
	HollyFrontier Corp.	19,300	380
*	ChampionX Corp.	45,400	363
	Targa Resources Corp.	21,700	304
	Noble Energy Inc.	31,700	271
*	Green Plains Inc.	16,800	260
	Plains GP Holdings LP Class A	37,900	231
	PBF Energy Inc. Class A	38,900	221
	Cimarex Energy Co.	6,100	148
	Geopark Ltd.	9,237	68
*	WPX Energy Inc.	12,700	62
	World Fuel Services Corp.	2,500	53
*	ProPetro Holding Corp.	9,200	37
*	SEACOR Holdings Inc.	962	28
	Solaris Oilfield Infrastructure Inc. Class A	3,700	23
	Cactus Inc.	1,200	23
*	CONSOL Energy Inc.	5,113	23
*	Forum Energy Technologies Inc.	31,065	17
*	Navigator Holdings Ltd.	1,901	16
*	Gulfport Energy Corp.	25,700	14
	NACCO Industries Inc. Class A	631	11
*	Par Pacific Holdings Inc.	1,430	10
*	CNX Resources Corp.	1,000	9
	Pioneer Natural Resources Co.	100	9
*	Frank’s International NV	5,099	8
*	Oceaneering International Inc.	2,100	7
*	Clean Energy Fuels Corp.	2,700	7
*	Renewable Energy Group Inc.	100	5
*	Dorian LPG Ltd.	600	5
	Valero Energy Corp.	100	4
	Hess Corp.	100	4
	Bristow Group Inc.	176	4
	DMC Global Inc.	100	3
	Marathon Petroleum Corp.	100	3
	Enbridge Inc.	100	3
	Brigham Minerals Inc. Class A	300	3
	Baker Hughes Co. Class A	200	3
	ONEOK Inc.	100	3
	EQT Corp.	200	3
	Continental Resources Inc.	200	2
	Frontline Ltd.	300	2
*	Golar LNG Ltd.	300	2
*	Centennial Resource Development Inc. Class A	3,000	2
	Cabot Oil & Gas Corp.	100	2
*	Transocean Ltd.	2,100	2
	Equitrans Midstream Corp.	200	2
	Phillips 66	32	2
	Peabody Energy Corp.	700	2
*	Matrix Service Co.	192	2
*	Exterran Corp.	383	2
	Core Laboratories NV	100	2
	SFL Corp. Ltd.	200	2
	International Seaways Inc.	100	1
*	Diamond S Shipping Inc.	196	1
	Evolution Petroleum Corp.	600	1
*	SandRidge Energy Inc.	812	1
	NexTier Oilfield Solutions Inc.	695	1
*	Talos Energy Inc.	197	1

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Berry Corp.	400	1
*	PDC Energy Inc.	100	1
*	Magnolia Oil & Gas Corp. Class A	200	1
	Parsley Energy Inc. Class A	100	1
*	W&T Offshore Inc.	500	1
	Murphy Oil Corp.	100	1
*	Newpark Resources Inc.	837	1
*	Overseas Shipholding Group Inc. Class A	400	1
*	Natural Gas Services Group Inc.	100	1
*	Energy Fuels Inc.	500	1
*	Earthstone Energy Inc. Class A	300	1
	Independence Contract Drilling Inc.	300	1
	Patterson-UTI Energy Inc.	200	1
	QEP Resources Inc.	600	1
	Archrock Inc.	100	1
	SM Energy Co.	320	1
	Marathon Oil Corp.	100	—
	Cenovus Energy Inc.	100	—
*,^	Oasis Petroleum Inc.	1,300	—
*	Helix Energy Solutions Group Inc.	146	—
	Nordic American Tankers Ltd.	100	—
	FTS International Inc.	99	—
*	RPC Inc.	100	—
*	Tellurian Inc.	300	—
*	Southwestern Energy Co.	100	—
*	ION Geophysical Corp.	100	—
	Kosmos Energy Ltd.	100	—
*	SilverBow Resources Inc.	3	—
			180,314
Financials (8.7%)
*	Berkshire Hathaway Inc. Class B	488,896	104,106
	JPMorgan Chase & Co.	953,282	91,772
	Bank of America Corp.	3,476,606	83,751
	S&P Global Inc.	187,869	67,746
	Citigroup Inc.	1,466,264	63,211
	Morgan Stanley	1,109,171	53,628
	Wells Fargo & Co.	2,065,160	48,552
	Intercontinental Exchange Inc.	424,222	42,443
	Moody’s Corp.	107,942	31,287
	Allstate Corp.	331,499	31,207
	Synchrony Financial	1,149,890	30,093
	MetLife Inc.	712,650	26,489
	T. Rowe Price Group Inc.	167,117	21,428
	Regions Financial Corp.	1,779,760	20,521
	BlackRock Inc.	34,144	19,242
	Fifth Third Bancorp	766,073	16,333
	Bank of New York Mellon Corp.	470,105	16,143
	US Bancorp	418,193	14,992
	Unum Group	881,038	14,828
	Hartford Financial Services Group Inc.	399,690	14,733
	Progressive Corp.	149,718	14,174
	CME Group Inc.	81,415	13,622
	MSCI Inc. Class A	34,369	12,262
	Capital One Financial Corp.	165,515	11,894
	E*TRADE Financial Corp.	237,600	11,892
	Aflac Inc.	314,059	11,416
	Cboe Global Markets Inc.	126,491	11,098
	State Street Corp.	180,130	10,687
	Discover Financial Services	171,703	9,921
	Arthur J Gallagher & Co.	86,330	9,115
	M&T Bank Corp.	93,390	8,600
	American Express Co.	79,410	7,961
	Comerica Inc.	205,214	7,849
	Citizens Financial Group Inc.	293,330	7,415
	W R Berkley Corp.	121,020	7,400
	Marsh & McLennan Cos. Inc.	60,513	6,941
	Aon plc Class A	25,590	5,279
	Globe Life Inc.	63,670	5,087
	Chubb Ltd.	42,800	4,970
	First Republic Bank	41,400	4,515
	Cincinnati Financial Corp.	47,123	3,674
	Affiliated Managers Group Inc.	50,210	3,433
	MarketAxess Holdings Inc.	5,619	2,706
	Invesco Ltd.	213,180	2,432
	Huntington Bancshares Inc.	253,140	2,321
	KeyCorp	190,660	2,275
*	Arch Capital Group Ltd.	77,408	2,264
	Principal Financial Group Inc.	46,600	1,877
	Zions Bancorp NA	57,175	1,671
*	SVB Financial Group	6,370	1,533
	First American Financial Corp.	29,000	1,476
	Equitable Holdings Inc.	80,500	1,468
	Nasdaq Inc.	9,536	1,170

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Fidelity National Financial Inc.	30,484	954
*	Green Dot Corp. Class A	12,400	628
	Popular Inc.	17,300	627
*	Brighthouse Financial Inc.	22,090	594
	Wintrust Financial Corp.	11,400	457
	Assured Guaranty Ltd.	19,500	419
	East West Bancorp Inc.	12,100	396
	American Financial Group Inc.	5,900	395
	Bank of NT Butterfield & Son Ltd.	17,200	383
	LPL Financial Holdings Inc.	4,500	345
	American International Group Inc.	10,500	289
	Navient Corp.	32,500	275
	Apollo Commercial Real Estate Finance Inc.	27,700	250
	Eaton Vance Corp.	6,200	237
*	Texas Capital Bancshares Inc.	7,400	230
	Webster Financial Corp.	8,200	217
	First BanCorp	39,600	207
	First Hawaiian Inc.	12,900	187
	Central Pacific Financial Corp.	13,400	182
*	Markel Corp.	170	166
	International Bancshares Corp.	6,000	156
	SEI Investments Co.	3,000	152
*	On Deck Capital Inc.	91,269	146
	TPG RE Finance Trust Inc.	16,300	138
	Starwood Property Trust Inc.	7,700	116
	Westamerica BanCorp	2,100	114
	Morningstar Inc.	700	112
*	Third Point Reinsurance Ltd.	15,600	108
*	Encore Capital Group Inc.	2,800	108
	Artisan Partners Asset Management Inc. Class A	2,500	97
	TCG BDC Inc.	10,700	95
	Mercury General Corp.	2,200	91
	Berkshire Hills Bancorp Inc.	8,900	90
	United Community Banks Inc.	5,300	90
	Old Republic International Corp.	6,000	88
	Ladder Capital Corp. Class A	12,200	87
	Banner Corp.	2,452	79
	Great Western Bancorp Inc.	6,322	79
	Golub Capital BDC Inc.	5,875	78
	Washington Federal Inc.	3,567	74
	Washington Trust Bancorp Inc.	2,400	74
	Peapack-Gladstone Financial Corp.	4,630	70
*	Blucora Inc.	7,400	70
	Solar Capital Ltd.	4,173	66
	Radian Group Inc.	4,400	64
	State Auto Financial Corp.	4,452	61
	HomeTrust Bancshares Inc.	4,210	57
	Federated Hermes Inc. Class B	2,600	56
	Great Southern Bancorp Inc.	1,500	54
	Hanmi Financial Corp.	6,579	54
	Ocwen Financial Corp.	2,541	54
	FNB Corp.	7,800	53
*	World Acceptance Corp.	500	53
	Alleghany Corp.	100	52
	Investors Bancorp Inc.	7,100	52
*	Atlantic Capital Bancshares Inc.	4,423	50
	Kearny Financial Corp.	6,905	50
	Horizon Bancorp Inc.	4,920	50
	OneMain Holdings Inc.	1,500	47
	Umpqua Holdings Corp.	4,200	45
	Flushing Financial Corp.	4,009	42
	Associated Banc-Corp	3,300	42
	HomeStreet Inc.	1,593	41
	MGIC Investment Corp.	4,500	40
	BlackRock TCP Capital Corp.	3,800	37
	CBTX Inc.	2,220	36
*	TriState Capital Holdings Inc.	2,700	36
*	Credit Acceptance Corp.	100	34
	PCSB Financial Corp.	2,794	34
	TriCo Bancshares	1,340	33
	Boston Private Financial Holdings Inc.	5,749	32
	Cowen Inc. Class A	1,900	31
*	LendingTree Inc.	100	31
	Hancock Whitney Corp.	1,600	30
	Independent Bank Corp.	2,300	29
	ARMOUR Residential REIT Inc.	2,800	27
	Capitol Federal Financial Inc.	2,800	26
	Sierra Bancorp	1,490	25

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Heritage Commerce Corp.	3,694	25
	National General Holdings Corp.	700	24
	Meridian Bancorp Inc.	2,200	23
	Erie Indemnity Co. Class A	100	21
	Goldman Sachs Group Inc.	100	20
*	Assetmark Financial Holdings Inc.	800	17
	Tompkins Financial Corp.	300	17
	First Bancorp	801	17
	Southern National Bancorp of Virginia Inc.	1,926	17
	Signature Bank	200	17
	First of Long Island Corp.	1,118	17
	Ameriprise Financial Inc.	100	15
	Lakeland Bancorp Inc.	1,384	14
	Northfield Bancorp Inc.	1,502	14
	Sculptor Capital Management Inc. Class A	1,100	13
	First Financial Corp.	407	13
	First Financial Northwest Inc.	1,386	13
	Credicorp Ltd.	100	12
	American National Group Inc.	170	11
	Community Trust Bancorp Inc.	400	11
	Colony Credit Real Estate Inc.	2,300	11
	PNC Financial Services Group Inc.	100	11
	Travelers Cos. Inc.	100	11
	Cambridge Bancorp	200	11
	Financial Institutions Inc.	670	10
	Univest Financial Corp.	680	10
	Reinsurance Group of America Inc.	100	10
	Primerica Inc.	84	10
	Hanover Insurance Group Inc.	100	9
	Waddell & Reed Financial Inc. Class A	600	9
	Bank of Marin Bancorp	300	9
	Stock Yards Bancorp Inc.	255	9
	Capital Southwest Corp.	600	8
	ConnectOne Bancorp Inc.	582	8
	Territorial Bancorp Inc.	400	8
*	Trupanion Inc.	101	8
*	eHealth Inc.	100	8
*	Spirit of Texas Bancshares Inc.	701	8
	Northern Trust Corp.	100	8
	B Riley Financial Inc.	300	8
	Universal Insurance Holdings Inc.	500	7
	BankUnited Inc.	300	7
	Broadmark Realty Capital Inc.	645	6
	First Busey Corp.	400	6
	Prudential Financial Inc.	100	6
	Civista Bancshares Inc.	500	6
	Tradeweb Markets Inc. Class A	100	6
	AMERISAFE Inc.	100	6
	TriplePoint Venture Growth BDC Corp.	500	6
	Willis Towers Watson plc	26	5
	Walker & Dunlop Inc.	100	5
	Independent Bank Corp.	100	5
	Prosperity Bancshares Inc.	100	5
	Selective Insurance Group Inc.	100	5
	Saratoga Investment Corp.	301	5
	PJT Partners Inc.	83	5
	Chimera Investment Corp.	600	5
	UMB Financial Corp.	100	5
	Voya Financial Inc.	100	5
	Community Bank System Inc.	82	4
	Axis Capital Holdings Ltd.	100	4
	Stewart Information Services Corp.	100	4
	Lakeland Financial Corp.	101	4
	Ares Management Corp. Class A	100	4
*	PRA Group Inc.	100	4
	TD Ameritrade Holding Corp.	100	4
	Interactive Brokers Group Inc.	80	4
	Peoples Bancorp Inc.	200	4
	Essent Group Ltd.	100	4
	Charles Schwab Corp.	100	4
	Pinnacle Financial Partners Inc.	100	4
	Exantas Capital Corp.	1,700	4
*	Athene Holding Ltd. Class A	100	3
	ServisFirst Bancshares Inc.	100	3

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Argo Group International Holdings Ltd.	98	3
*	Enova International Inc.	200	3
	Amalgamated Bank Class A	305	3
	PennyMac Mortgage Investment Trust	200	3
	Preferred Bank	100	3
	CNO Financial Group Inc.	200	3
	CIT Group Inc.	181	3
	Western Alliance Bancorp	101	3
	Lincoln National Corp.	99	3
	Moelis & Co. Class A	88	3
	1st Source Corp.	100	3
	Flagstar Bancorp Inc.	100	3
	Main Street Capital Corp.	100	3
	First Interstate BancSystem Inc. Class A	92	3
	Commerce Bancshares Inc.	50	3
	First Financial Bankshares Inc.	100	3
	HBT Financial Inc.	247	3
	Ares Commercial Real Estate Corp.	300	3
	QCR Holdings Inc.	100	3
	Enterprise Financial Services Corp.	100	3
	WSFS Financial Corp.	100	3
	Eagle Bancorp Inc.	100	3
	South State Corp.	55	3
	Blackstone Group LP Class A	50	3
	City Holding Co.	45	3
	Brightsphere Investment Group Inc.	200	3
	Ally Financial Inc.	100	3
	First Mid Bancshares Inc.	100	3
	Bryn Mawr Bank Corp.	100	2
	Horizon Technology Finance Corp.	200	2
	Southside Bancshares Inc.	100	2
	Provident Financial Services Inc.	200	2
	Great Ajax Corp.	288	2
	OceanFirst Financial Corp.	174	2
*	Axos Financial Inc.	100	2
	First Merchants Corp.	100	2
	Sandy Spring Bancorp Inc.	100	2
	Arbor Realty Trust Inc.	200	2
	Nelnet Inc. Class A	38	2
	Ameris Bancorp	100	2
	Renasant Corp.	100	2
	Apollo Investment Corp.	273	2
	Byline Bancorp Inc.	200	2
	First Midwest Bancorp Inc.	200	2
	Sterling Bancorp	200	2
	Hilltop Holdings Inc.	100	2
*	NMI Holdings Inc. Class A	115	2
	Banc of California Inc.	200	2
	Heritage Insurance Holdings Inc.	200	2
	Pacific Premier Bancorp Inc.	100	2
	OFG Bancorp	158	2
	Janus Henderson Group plc	90	2
	BancorpSouth Bank	100	2
	Oaktree Specialty Lending Corp.	400	2
	Meta Financial Group Inc.	100	2
	Northwest Bancshares Inc.	200	2
	Home Bancorp Inc.	76	2
	TrustCo Bank Corp.	339	2
	S&T Bancorp Inc.	100	2
*	Bancorp Inc.	200	2
*	Republic First Bancorp Inc.	870	2
	Sixth Street Specialty Lending Inc.	100	2
	PacWest Bancorp	100	2
	CVB Financial Corp.	100	2
	New York Community Bancorp Inc.	200	2
	KKR Real Estate Finance Trust Inc.	100	2
	Simmons First National Corp. Class A	100	2
	FS KKR Capital Corp.	96	2
	Home BancShares Inc.	99	2
	First Eagle Alternative Capital BDC Inc.	600	1
	Trustmark Corp.	66	1
	Allegiance Bancshares Inc.	60	1
	MFA Financial Inc.	500	1
*	MBIA Inc.	220	1
	WisdomTree Investments Inc.	400	1
	BlackRock Capital Investment Corp.	500	1
	WesBanco Inc.	57	1
	Owl Rock Capital Corp.	100	1

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	TCF Financial Corp.	50	1
*	ProSight Global Inc.	100	1
	Cadence BanCorp Class A	132	1
*	Columbia Financial Inc.	100	1
	People’s United Financial Inc.	100	1
*	Elevate Credit Inc.	399	1
	PennantPark Investment Corp.	300	1
	Gladstone Investment Corp.	100	1
	Oxford Square Capital Corp.	352	1
	Old Second Bancorp Inc.	100	1
	Carlyle Group Inc.	30	1
	BGC Partners Inc. Class A	300	1
	Annaly Capital Management Inc.	100	1
	Granite Point Mortgage Trust Inc.	100	1
	Valley National Bancorp	100	1
*	Cannae Holdings Inc.	17	1
	Prospect Capital Corp.	100	1
*	LendingClub Corp.	100	—
	Truist Financial Corp.	12	—
	American Equity Investment Life Holding Co.	18	—
	United Bankshares Inc.	18	—
	Premier Financial Corp.	23	—
	Invesco Mortgage Capital Inc.	109	—
	Oppenheimer Holdings Inc. Class A	13	—
	Westwood Holdings Group Inc.	25	—
	BancFirst Corp.	5	—
	Veritex Holdings Inc.	11	—
	AG Mortgage Investment Trust Inc.	38	—
	Evercore Inc. Class A	1	—
			1,035,048
Health Care (14.3%)
	Johnson & Johnson	1,363,570	203,008
	UnitedHealth Group Inc.	478,144	149,071
	Merck & Co. Inc.	1,613,427	133,834
	Eli Lilly and Co.	531,480	78,670
	Abbott Laboratories	679,286	73,927
	Thermo Fisher Scientific Inc.	156,154	68,945
	Pfizer Inc.	1,810,163	66,433
	CVS Health Corp.	1,006,836	58,799
	AbbVie Inc.	570,325	49,955
	Medtronic plc	429,442	44,628
*	Biogen Inc.	147,815	41,932
	HCA Healthcare Inc.	316,791	39,497
	Cigna Corp.	232,579	39,401
	Humana Inc.	95,021	39,328
	Amgen Inc.	153,555	39,028
	Cardinal Health Inc.	659,811	30,978
*	IQVIA Holdings Inc.	180,971	28,526
*	Vertex Pharmaceuticals Inc.	98,771	26,878
	Anthem Inc.	94,962	25,506
	Bristol-Myers Squibb Co.	419,948	25,319
*	Edwards Lifesciences Corp.	302,920	24,179
	Gilead Sciences Inc.	379,438	23,977
	Zoetis Inc.	143,290	23,696
	McKesson Corp.	157,534	23,462
*	DaVita Inc.	268,893	23,031
*	Intuitive Surgical Inc.	31,019	22,009
	Agilent Technologies Inc.	214,552	21,657
	Stryker Corp.	97,989	20,418
	Danaher Corp.	94,038	20,249
	AmerisourceBergen Corp. Class A	206,550	20,019
	Baxter International Inc.	200,000	16,084
*	Varian Medical Systems Inc.	83,645	14,387
*	DexCom Inc.	32,360	13,340
	STERIS plc	64,990	11,451
*	IDEXX Laboratories Inc.	28,354	11,146
*	Hologic Inc.	163,900	10,894
	ResMed Inc.	57,350	9,831
*	Incyte Corp.	86,938	7,802
	Becton Dickinson and Co.	30,283	7,046
*	Sage Therapeutics Inc.	106,000	6,479
*	Mettler-Toledo International Inc.	6,676	6,447
	PerkinElmer Inc.	50,901	6,389
	Quest Diagnostics Inc.	54,860	6,281
	Cerner Corp.	78,200	5,653
*	Henry Schein Inc.	74,100	4,356
*	Regeneron Pharmaceuticals Inc.	6,320	3,538
	Zimmer Biomet Holdings Inc.	25,800	3,512
*	Illumina Inc.	10,662	3,295
*	ACADIA Pharmaceuticals Inc.	78,000	3,217
	Universal Health Services Inc. Class B	29,671	3,175

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Boston Scientific Corp.	81,561	3,116
*	Centene Corp.	53,270	3,107
*	Molina Healthcare Inc.	13,400	2,453
*	Karyopharm Therapeutics Inc.	153,500	2,241
*	ABIOMED Inc.	7,350	2,036
	Bruker Corp.	49,400	1,964
*	Halozyme Therapeutics Inc.	71,700	1,884
*	Amedisys Inc.	7,700	1,820
*	Amicus Therapeutics Inc.	128,842	1,819
*	QIAGEN NV	31,800	1,662
*	Pacira BioSciences Inc.	25,100	1,509
*	Zogenix Inc.	73,500	1,318
*	CRISPR Therapeutics AG	14,422	1,206
*	Ultragenyx Pharmaceutical Inc.	14,300	1,175
*	Fate Therapeutics Inc.	25,600	1,023
*	Insulet Corp.	4,300	1,017
*	Biohaven Pharmaceutical Holding Co. Ltd.	14,700	956
*	Align Technology Inc.	2,800	917
*	Myriad Genetics Inc.	66,500	867
*	Editas Medicine Inc.	30,500	856
*	10X Genomics Inc. Class A	6,100	761
*	Shockwave Medical Inc.	9,800	743
*	Medpace Holdings Inc.	6,600	738
*,^	CEL-SCI Corp.	50,900	649
*	United Therapeutics Corp.	6,417	648
*	Neogen Corp.	8,100	634
*	Twist Bioscience Corp.	8,200	623
*	Heron Therapeutics Inc.	41,500	615
*	Natera Inc.	8,400	607
*	Axsome Therapeutics Inc.	7,600	541
*	Retrophin Inc.	28,700	530
*	AMAG Pharmaceuticals Inc.	56,100	527
*	Immunomedics Inc.	6,200	527
*	CareDx Inc.	13,200	501
*	TG Therapeutics Inc.	18,000	482
*	Omeros Corp.	44,600	451
	Hill-Rom Holdings Inc.	4,800	401
*,^	Xeris Pharmaceuticals Inc.	65,500	388
*	Laboratory Corp. of America Holdings	2,000	377
*	Akebia Therapeutics Inc.	147,700	371
*	Horizon Therapeutics plc	4,600	357
*	Global Blood Therapeutics Inc.	6,300	347
*	Altimmune Inc.	26,100	344
*	MyoKardia Inc.	2,400	327
*	Seattle Genetics Inc.	1,600	313
*	ChemoCentryx Inc.	5,600	307
	Perrigo Co. plc	6,400	294
*	CryoPort Inc.	6,100	289
*	Intra-Cellular Therapies Inc.	11,100	285
*	Taro Pharmaceutical Industries Ltd.	5,024	276
*	Lannett Co. Inc.	43,877	268
*	Kura Oncology Inc.	8,700	267
*	Triple-S Management Corp. Class B	14,700	263
*	Arrowhead Pharmaceuticals Inc.	6,100	263
*,^	Corbus Pharmaceuticals Holdings Inc.	140,800	253
	Encompass Health Corp.	3,900	253
*	Syndax Pharmaceuticals Inc.	16,100	238
*	Elanco Animal Health Inc.	8,200	229
*	Penumbra Inc.	1,113	216
*	HMS Holdings Corp.	8,500	204
*	Nektar Therapeutics Class A	11,200	186
*	Assertio Holdings Inc.	270,950	180
*	Ardelyx Inc.	34,300	180
*	AtriCure Inc.	4,500	180
*	Corcept Therapeutics Inc.	10,000	174
*	LivaNova plc	3,400	154
*	WaVe Life Sciences Ltd.	18,100	154
*	Coherus Biosciences Inc.	8,300	152
*	Alkermes plc	9,000	149
*	PTC Therapeutics Inc.	3,010	141
*	Cerus Corp.	21,800	136
*	Spectrum Pharmaceuticals Inc.	32,200	131
*	Change Healthcare Inc.	8,900	129
*	Insmed Inc.	3,798	122
*	AnaptysBio Inc.	7,600	112
*	Mersana Therapeutics Inc.	5,500	102
*	Akcea Therapeutics Inc.	5,600	102
*	Recro Pharma Inc.	48,000	101
*	Intercept Pharmaceuticals Inc.	2,400	99
*	Kodiak Sciences Inc.	1,500	89
*	Bluebird Bio Inc.	1,408	76
*	BioMarin Pharmaceutical Inc.	970	74
*	Dicerna Pharmaceuticals Inc.	4,003	72
*	Invitae Corp.	1,600	69
	Teleflex Inc.	200	68

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Aurinia Pharmaceuticals Inc.	4,600	68
*	Envista Holdings Corp.	2,500	62
*	Arcus Biosciences Inc.	3,400	58
*	SmileDirectClub Inc.	4,500	53
*	CytomX Therapeutics Inc.	7,900	53
*	Flexion Therapeutics Inc.	4,900	51
*	PRA Health Sciences Inc.	500	51
	Chemed Corp.	100	48
*	Allscripts Healthcare Solutions Inc.	5,900	48
*	Odonate Therapeutics Inc.	3,500	47
*	AngioDynamics Inc.	3,800	46
*	Haemonetics Corp.	500	44
*	Paratek Pharmaceuticals Inc.	7,870	43
*	Zymeworks Inc.	900	42
*	AcelRx Pharmaceuticals Inc.	29,064	41
*	Lexicon Pharmaceuticals Inc.	26,800	39
*	Neurocrine Biosciences Inc.	400	38
*	Fluidigm Corp.	5,100	38
*	Iovance Biotherapeutics Inc.	1,100	36
*	Nevro Corp.	253	35
	Cooper Cos. Inc.	100	34
	Owens & Minor Inc.	1,300	33
*	PolarityTE Inc.	30,251	31
*	Natus Medical Inc.	1,707	29
*	Veeva Systems Inc. Class A	100	28
*	La Jolla Pharmaceutical Co.	6,900	28
*,^	Precigen Inc.	7,900	28
*	NextGen Healthcare Inc.	2,000	25
*	Cortexyme Inc.	500	25
*	GlycoMimetics Inc.	7,800	24
*	Masimo Corp.	100	24
*	OraSure Technologies Inc.	1,900	23
*	Radius Health Inc.	2,000	23
*	Charles River Laboratories International Inc.	100	23
*	Vocera Communications Inc.	700	20
*	Gritstone Oncology Inc.	7,400	20
*	Waters Corp.	100	20
*	IVERIC bio Inc.	3,200	18
*	Inogen Inc.	600	17
*	Catalyst Pharmaceuticals Inc.	5,700	17
*	Arvinas Inc.	677	16
*	BioDelivery Sciences International Inc.	3,900	15
*	Bio-Rad Laboratories Inc. Class A	28	14
*	Sangamo Therapeutics Inc.	1,500	14
*	Sarepta Therapeutics Inc.	100	14
*	Solid Biosciences Inc.	6,500	13
*	Acceleron Pharma Inc.	100	11
*	Novocure Ltd.	100	11
*	Denali Therapeutics Inc.	300	11
*	Revance Therapeutics Inc.	400	10
*	Reata Pharmaceuticals Inc. Class A	100	10
*	ICON plc	47	9
*	Catalent Inc.	99	8
*	Alexion Pharmaceuticals Inc.	70	8
*	Omnicell Inc.	100	7
*	Adverum Biotechnologies Inc	700	7
*	Magellan Health Inc.	91	7
*	Aimmune Therapeutics Inc.	200	7
*	Molecular Templates Inc.	600	7
*	Cara Therapeutics Inc.	490	6
*	Syros Pharmaceuticals Inc.	700	6
*	Repligen Corp.	39	6
*	Alcon Inc.	100	6
*	STAAR Surgical Co.	100	6
*	Syneos Health Inc.	100	5
*	Deciphera Pharmaceuticals Inc.	100	5
*	Globus Medical Inc.	100	5
*	Adaptive Biotechnologies Corp.	100	5
*	American Renal Associates Holdings Inc.	700	5
*	Ionis Pharmaceuticals Inc.	100	5
*	Integra LifeSciences Holdings Corp.	100	5
*	Exact Sciences Corp.	45	5
*	Rocket Pharmaceuticals Inc.	200	5
	Dentsply Sirona Inc.	100	4
*	Merit Medical Systems Inc.	100	4
*	Arcturus Therapeutics Holdings Inc.	100	4

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Alnylam Pharmaceuticals Inc.	29	4
*	Moderna Inc.	55	4
*	Surmodics Inc.	100	4
*	Esperion Therapeutics Inc.	100	4
*	Prestige Consumer Healthcare Inc.	100	4
*	Momenta Pharmaceuticals Inc.	69	4
*	Anika Therapeutics Inc.	100	4
*	R1 RCM Inc.	200	3
*	Avanos Medical Inc.	100	3
*	PetIQ Inc. Class A	100	3
	Premier Inc. Class A	100	3
*	Eagle Pharmaceuticals Inc.	77	3
*	Veracyte Inc.	100	3
*	Hanger Inc.	200	3
*	Compugen Ltd.	193	3
*	Wright Medical Group NV	100	3
*	Apellis Pharmaceuticals Inc.	100	3
*	Mylan NV	200	3
*	Seres Therapeutics Inc.	100	3
*	ANI Pharmaceuticals Inc.	100	3
*	REGENXBIO Inc.	100	3
*	MeiraGTx Holdings plc	200	3
	Luminex Corp.	100	3
*	Vanda Pharmaceuticals Inc.	269	3
*	CorVel Corp.	30	3
*	Pfenex Inc.	200	3
*	Abeona Therapeutics Inc.	2,500	3
*	uniQure NV	68	2
*	Evolent Health Inc. Class A	200	2
*	Tenet Healthcare Corp.	100	2
*	Exelixis Inc.	100	2
*	Covetrus Inc.	100	2
	Patterson Cos. Inc.	100	2
*	CTI BioPharma Corp.	1,100	2
*	Oxford Immunotec Global plc	200	2
*	Varex Imaging Corp.	181	2
*	Avantor Inc.	100	2
*	Cytokinetics Inc.	100	2
*	Voyager Therapeutics Inc.	200	2
*	MediciNova Inc.	400	2
*	Athenex Inc.	173	2
*	FONAR Corp.	100	2
*	Supernus Pharmaceuticals Inc.	100	2
*	Collegium Pharmaceutical Inc.	100	2
*	Select Medical Holdings Corp.	100	2
*	Puma Biotechnology Inc.	200	2
*	HealthStream Inc.	100	2
*	Prothena Corp. plc	200	2
*	Concert Pharmaceuticals Inc.	200	2
*	Protagonist Therapeutics Inc.	100	2
*	XBiotech Inc.	100	2
*	Five Prime Therapeutics Inc.	400	2
*	Orthofix Medical Inc.	60	2
*	Brookdale Senior Living Inc.	700	2
*	NextCure Inc.	200	2
*	Constellation Pharmaceuticals Inc.	84	2
*	Aptinyx Inc.	500	2
*	Intersect ENT Inc.	100	2
*	Eiger BioPharmaceuticals Inc	200	2
*	MEDNAX Inc.	100	2
	Marinus Pharmaceuticals Inc.	125	2
*	Avid Bioservices Inc.	210	2
*	Bausch Health Cos. Inc.	100	2
*	Sesen Bio Inc.	1,100	2
	Invacare Corp.	200	1
*	Chimerix Inc.	600	1
*	Theravance Biopharma Inc.	100	1
	Phibro Animal Health Corp. Class A	82	1
*	GenMark Diagnostics Inc.	100	1
*	Integer Holdings Corp.	24	1
*	Myovant Sciences Ltd.	100	1
*	Tivity Health Inc.	100	1
	Option Care Health Inc.	100	1
*	Calyxt Inc.	241	1
*	PDS Biotechnology Corp.	565	1
*	Assembly Biosciences Inc.	80	1
*	Affimed NV	380	1
*	Kindred Biosciences Inc.	300	1
*	Lantheus Holdings Inc.	100	1
*	Agenus Inc.	300	1
*	Optinose Inc.	300	1
	Bellicum Pharmaceuticals Inc.	175	1
*	Inovio Pharmaceuticals Inc.	97	1

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Sorrento Therapeutics Inc.	100	1
*	Xenon Pharmaceuticals Inc.	100	1
*	Enzo Biochem Inc.	500	1
*	Innoviva Inc.	100	1
*	Calithera Biosciences Inc.	300	1
*	Quotient Ltd.	200	1
*	Endo International plc	300	1
*	ProQR Therapeutics NV	205	1
*	Ironwood Pharmaceuticals Inc. Class A	100	1
*	Aquestive Therapeutics Inc.	181	1
	LeMaitre Vascular Inc.	27	1
*	Meridian Bioscience Inc.	50	1
*	Aduro Biotech Inc.	336	1
*	Jounce Therapeutics Inc.	100	1
*	Amneal Pharmaceuticals Inc.	200	1
*	Cymabay Therapeutics Inc.	100	1
*	vTv Therapeutics Inc. Class A	406	1
*	Aeglea BioTherapeutics Inc.	100	1
*	Strongbridge Biopharma plc	335	1
*	Sientra Inc.	206	1
*	ImmunoGen Inc.	194	1
*	Pacific Biosciences of California Inc.	70	1
*	Genocea Biosciences Inc.	300	1
*	ElectroCore Inc.	386	1
*	Cross Country Healthcare Inc.	100	1
*	Joint Corp.	35	1
*	Cutera Inc.	32	1
*	Accuray Inc.	246	1
*	Clovis Oncology Inc.	100	1
*	Tactile Systems Technology Inc.	14	1
*	Cronos Group Inc.	100	1
*	Rockwell Medical Inc.	436	—
*	Fortress Biotech Inc	100	—
*	Tyme Technologies Inc.	408	—
*	Surgalign Holdings Inc.	195	—
*	BioCryst Pharmaceuticals Inc.	100	—
*	Arbutus Biopharma Corp.	100	—
*	VBI Vaccines Inc.	100	—
*	NuVasive Inc.	4	—
*	MannKind Corp.	100	—
*,§	Alexion Pharmaceuticals, Inc. CVR Exp. 06/29/2024	400	—
*	Neoleukin Therapeutics Inc.	15	—
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	200	—
*	Durect Corp.	100	—
*	Senseonics Holdings Inc.	400	—
	Computer Programs and Systems Inc.	5	—
*,§	Stemline Therapeutics Inc. CVR	200	—
*	Five Star Senior Living Inc.	6	—
*	Baudax Bio Inc.	4	—
*	Mallinckrodt plc	9	—
*	Viveve Medical Inc.	1	—
			1,695,397
Industrials (8.3%)
	Lockheed Martin Corp.	199,206	76,352
	Union Pacific Corp.	345,290	67,977
	Rockwell Automation Inc.	251,641	55,532
	United Parcel Service Inc. Class B	318,481	53,069
	Honeywell International Inc.	295,585	48,656
	Otis Worldwide Corp.	731,533	45,662
	WW Grainger Inc.	113,592	40,526
	General Electric Co.	5,208,114	32,447
	Masco Corp.	570,501	31,452
	Northrop Grumman Corp.	96,475	30,437
	Expeditors International of Washington Inc.	332,895	30,134
	Illinois Tool Works Inc.	137,428	26,552
	Cintas Corp.	78,677	26,186
	Dover Corp.	238,770	25,868
	Raytheon Technologies Corp.	432,000	24,857
	AMETEK Inc.	242,227	24,077
	Johnson Controls International plc	555,206	22,680
	Fastenal Co.	467,866	21,096
	Boeing Co.	122,300	20,211
	Nielsen Holdings plc	1,255,536	17,804
	Trane Technologies plc	143,529	17,403
	CH Robinson Worldwide Inc.	147,149	15,037
	Allegion plc	138,700	13,719
	Fortune Brands Home & Security Inc.	149,741	12,956
	JB Hunt Transport Services Inc.	87,331	11,037
*	Copart Inc.	100,770	10,597
	PACCAR Inc.	121,900	10,396
	3M Co.	64,345	10,307
	Rollins Inc.	179,163	9,709
	Republic Services Inc. Class A	98,710	9,215

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Quanta Services Inc.	164,087	8,674
	Emerson Electric Co.	127,856	8,384
	Alaska Air Group Inc.	206,530	7,565
*	Ingersoll Rand Inc.	191,584	6,820
	Carrier Global Corp.	219,740	6,711
	Roper Technologies Inc.	16,914	6,683
	A O Smith Corp.	115,263	6,086
	Waste Management Inc.	51,200	5,794
	Stanley Black & Decker Inc.	35,200	5,709
	Old Dominion Freight Line Inc.	31,236	5,651
*	United Rentals Inc.	30,914	5,395
	Allison Transmission Holdings Inc.	145,816	5,124
	Robert Half International Inc.	93,890	4,971
	Pentair plc	95,500	4,371
	Southwest Airlines Co.	115,828	4,344
	Verisk Analytics Inc. Class A	23,030	4,268
	Delta Air Lines Inc.	134,900	4,125
	Eaton Corp. plc	39,840	4,065
	TransUnion	47,300	3,979
	Knight-Swift Transportation Holdings Inc.	79,500	3,236
	nVent Electric plc	147,400	2,608
	Parker-Hannifin Corp.	12,764	2,583
	Fortive Corp.	31,100	2,370
	Norfolk Southern Corp.	9,764	2,089
*	HD Supply Holdings Inc.	45,500	1,876
*	IAA Inc.	29,600	1,541
	CoreLogic Inc.	21,500	1,455
	Ritchie Bros Auctioneers Inc.	22,079	1,308
*	Uber Technologies Inc.	30,200	1,102
	IHS Markit Ltd.	13,800	1,083
	Werner Enterprises Inc.	25,400	1,067
*	Lyft Inc. Class A	34,300	945
*	Resideo Technologies Inc.	68,300	751
	Huntington Ingalls Industries Inc.	4,500	633
	Advanced Drainage Systems Inc.	9,800	612
	Rexnord Corp.	14,900	445
	ADT Inc.	51,400	420
	ArcBest Corp.	12,140	377
*	Great Lakes Dredge & Dock Corp.	37,100	353
	Curtiss-Wright Corp.	3,500	326
	Lindsay Corp.	3,300	319
	Acuity Brands Inc.	2,600	266
	Owens Corning	3,800	262
	ManpowerGroup Inc.	3,400	249
	Moog Inc. Class A	3,471	221
	Arcosa Inc.	4,600	203
	Snap-on Inc.	1,351	199
	McGrath RentCorp	3,207	191
*	Aecom	4,300	180
*	AZEK Co. Inc. Class A	5,100	178
	Schneider National Inc. Class B	6,700	166
*	SiteOne Landscape Supply Inc.	1,217	148
	Pitney Bowes Inc.	27,200	144
	EnPro Industries Inc.	2,502	141
	Dun & Bradstreet Holdings Inc.	5,418	139
*	Huron Consulting Group Inc.	3,300	130
*	Kirby Corp.	3,400	123
	Fluor Corp.	13,500	119
	Donaldson Co. Inc.	1,900	88
*	Aerojet Rocketdyne Holdings Inc.	2,091	83
*	AerCap Holdings NV	2,794	70
	Healthcare Services Group Inc.	3,200	69
	Primoris Services Corp.	3,600	65
	Altra Industrial Motion Corp.	1,700	63
*	Sunrun Inc.	800	62
	Interface Inc. Class A	8,378	51
	Heidrick & Struggles International Inc.	2,314	45
*	Sensata Technologies Holding plc	1,000	43
*	Manitowoc Co. Inc.	4,900	41
	Knoll Inc.	3,300	40
	Kforce Inc.	1,200	39
*	Clarivate plc	1,206	37
	Steelcase Inc. Class A	3,602	36
*	Astronics Corp.	4,500	35
	Flowserve Corp.	1,200	33
	Matthews International Corp. Class A	1,400	31
*	Teledyne Technologies Inc.	100	31
*	Northwest Pipe Co.	1,110	29
	Korn Ferry	1,000	29
	Spirit AeroSystems Holdings Inc. Class A	1,500	28
*	Gibraltar Industries Inc.	400	26
	FedEx Corp.	100	25
*	Forrester Research Inc.	766	25
*	Franklin Covey Co.	1,400	25

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Quanex Building Products Corp.	1,300	24
	Kimball International Inc. Class B	2,117	22
*	MRC Global Inc.	5,200	22
	Cummins Inc.	100	21
*	Tutor Perini Corp.	1,800	20
	Kansas City Southern	100	18
*	Generac Holdings Inc.	91	18
*	BrightView Holdings Inc.	1,414	16
	Equifax Inc.	100	16
	Raven Industries Inc.	700	15
	Caterpillar Inc.	100	15
*	NOW Inc.	3,100	14
	General Dynamics Corp.	100	14
	Hubbell Inc. Class B	100	14
	Quad/Graphics Inc.	4,421	13
	Landstar System Inc.	100	13
	Miller Industries Inc.	400	12
	Elbit Systems Ltd.	100	12
	Allegiant Travel Co.Class A	100	12
*	FTI Consulting Inc.	100	11
*	Energous Corp.	3,478	10
*	YRC Worldwide Inc.	2,400	9
	Lincoln Electric Holdings Inc.	100	9
	John Bean Technologies Corp.	100	9
	SkyWest Inc.	300	9
*	XPO Logistics Inc.	100	8
	Toro Co.	100	8
*	Thermon Group Holdings Inc.	723	8
	REV Group Inc.	1,007	8
	Canadian Pacific Railway Ltd.	26	8
	Xylem Inc.	94	8
*	Cimpress plc	100	8
	AGCO Corp.	100	7
	Exponent Inc.	100	7
*	Chart Industries Inc.	100	7
	Armstrong World Industries Inc.	100	7
	EMCOR Group Inc.	100	7
	EnerSys	100	7
	Caesarstone Ltd.	662	7
*	Kornit Digital Ltd.	100	7
*	ASGN Inc.	100	6
	MSC Industrial Direct Co. Inc. Class A	100	6
*	Stericycle Inc.	100	6
	Insperity Inc.	94	6
	Graco Inc.	100	6
*	AeroVironment Inc.	100	6
*	TriNet Group Inc.	100	6
	ITT Inc.	100	6
*	Clean Harbors Inc.	100	6
	Astec Industries Inc.	100	5
	Timken Co.	100	5
	Applied Industrial Technologies Inc.	98	5
	Oshkosh Corp.	73	5
	Comfort Systems USA Inc.	100	5
	Rush Enterprises Inc. Class A	100	5
*	Hub Group Inc. Class A	100	5
	Forward Air Corp.	87	5
	Resources Connection Inc.	412	5
	Encore Wire Corp.	100	5
*	SPX Corp.	100	5
*	Navistar International Corp.	100	4
*	BMC Stock Holdings Inc.	100	4
*	SPX FLOW Inc.	100	4
	Triton International Ltd.	100	4
*	Vivint Solar Inc.	92	4
	Brink’s Co.	92	4
	CRA International Inc.	100	4
	Barnes Group Inc.	100	4
	Deere & Co.	16	4
	Textron Inc.	98	4
	Ennis Inc.	200	4
*	Upwork Inc.	200	4
*	United Airlines Holdings Inc.	100	3
*	Vertiv Holdings Co. Class A	200	3
	Columbus McKinnon Corp.	100	3
*	Builders FirstSource Inc.	100	3
*	Foundation Building Materials Inc.	200	3
	HNI Corp.	100	3
*	Colfax Corp.	100	3
*	TrueBlue Inc.	200	3
*	Axon Enterprise Inc.	34	3
*	Advanced Disposal Services Inc.	100	3
	Federal Signal Corp.	100	3
	Kennametal Inc.	100	3
	Hillenbrand Inc.	100	3
*	Textainer Group Holdings Ltd.	200	3
*	Harsco Corp.	200	3
	CAI International Inc.	100	3

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Macquarie Infrastructure Corp.	100	3
*	Plug Power Inc.	200	3
*	LB Foster Co. Class A	194	3
*	Echo Global Logistics Inc.	100	3
	Deluxe Corp.	100	3
*	Air Transport Services Group Inc.	100	3
	Maxar Technologies Inc.	100	3
	Marten Transport Ltd.	150	2
	Luxfer Holdings plc	194	2
*	GMS Inc.	100	2
	Wabash National Corp.	200	2
*	TriMas Corp.	100	2
*	Atkore International Group Inc.	100	2
*	JELD-WEN Holding Inc.	100	2
*	Gates Industrial Corp. plc	200	2
	Tetra Tech Inc.	23	2
*	Titan Machinery Inc.	166	2
*	BlueLinx Holdings Inc.	100	2
*	Meritor Inc.	100	2
*	CBIZ Inc.	91	2
*	Radiant Logistics Inc.	382	2
*	Commercial Vehicle Group Inc.	300	2
	Trinity Industries Inc.	100	2
*	Kratos Defense & Security Solutions Inc.	100	2
	AAR Corp.	100	2
	Insteel Industries Inc.	100	2
	Universal Logistics Holdings Inc.	86	2
	ARC Document Solutions Inc.	1,957	2
	Wabtec Corp.	28	2
*	Orion Group Holdings Inc.	600	2
*	CECO Environmental Corp.	225	2
*	Cornerstone Building Brands Inc.	200	2
*	Mistras Group Inc.	400	2
*	CNH Industrial NV	200	2
	Howmet Aerospace Inc.	92	2
	Brady Corp. Class A	38	2
*	American Superconductor Corp.	100	1
	KAR Auction Services Inc.	100	1
	Kelly Services Inc. Class A	84	1
	Scorpio Bulkers Inc.	100	1
	AZZ Inc.	41	1
	Genco Shipping & Trading Ltd.	200	1
*	Evoqua Water Technologies Corp.	63	1
	ACCO Brands Corp.	204	1
*	USA Truck Inc.	124	1
*	Westport Fuel Systems Inc.	700	1
*	WESCO International Inc.	23	1
	Atlas Corp.	111	1
	CSX Corp.	12	1
*	DXP Enterprises Inc.	57	1
*	Corp America Airports SA	400	1
*	General Finance Corp.	100	1
*	Masonite International Corp.	6	1
*	Babcock & Wilcox Enterprises Inc.	200	—
	GrafTech International Ltd.	59	—
	Titan International Inc.	100	—
*	Covenant Transportation Group Inc. Class A	14	—
*	Armstrong Flooring Inc.	25	—
	Shyft Group Inc.	1	—
			983,158
Information Technology (28.3%)
	Apple Inc.	6,754,383	782,225
	Microsoft Corp.	3,306,968	695,555
	Mastercard Inc. Class A	406,506	137,468
	NVIDIA Corp.	221,914	120,104
	Visa Inc. Class A	575,447	115,072
	QUALCOMM Inc.	953,288	112,183
	Intel Corp.	1,942,390	100,577
*	Adobe Inc.	174,837	85,745
*	Advanced Micro Devices Inc.	892,019	73,137
	Oracle Corp.	1,193,146	71,231
	Cisco Systems Inc.	1,797,605	70,808
	Texas Instruments Inc.	485,391	69,309
	Accenture plc Class A	238,172	53,824
*	PayPal Holdings Inc.	233,146	45,937
	Lam Research Corp.	132,379	43,917
*	salesforce.com Inc.	167,238	42,030
*	Fortinet Inc.	325,283	38,322
*	Autodesk Inc.	162,733	37,593
	Citrix Systems Inc.	247,721	34,114
*	Cadence Design Systems Inc.	316,130	33,709
	Intuit Inc.	103,024	33,607
	Applied Materials Inc.	564,664	33,569
*	ServiceNow Inc.	67,540	32,757
*	Qorvo Inc.	238,130	30,721
*	Synopsys Inc.	132,193	28,287
*	VeriSign Inc.	116,740	23,914
	Broadcom Inc.	63,789	23,240

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	HP Inc.	1,215,914	23,090
	Seagate Technology plc	443,469	21,850
	Microchip Technology Inc.	199,200	20,470
	Automatic Data Processing Inc.	144,100	20,100
	Paychex Inc.	251,239	20,041
	Motorola Solutions Inc.	124,085	19,458
	Cognizant Technology Solutions Corp. Class A	266,762	18,519
*	Micron Technology Inc.	386,950	18,171
	Leidos Holdings Inc.	157,282	14,022
	International Business Machines Corp.	110,378	13,430
*	Akamai Technologies Inc.	114,760	12,686
	Analog Devices Inc.	108,665	12,686
	NortonLifeLock Inc.	601,985	12,545
	Teradyne Inc.	142,824	11,349
	Fidelity National Information Services Inc.	76,960	11,329
	NetApp Inc.	222,170	9,740
	Maxim Integrated Products Inc.	131,226	8,872
	Jack Henry & Associates Inc.	50,474	8,207
	Amphenol Corp. Class A	69,600	7,536
	Western Digital Corp.	194,544	7,111
	Juniper Networks Inc.	308,200	6,626
	Xilinx Inc.	62,420	6,507
*	Keysight Technologies Inc.	60,170	5,944
	Western Union Co.	264,800	5,675
	DXC Technology Co.	285,869	5,103
*	Palo Alto Networks Inc.	17,900	4,381
*	Inphi Corp.	37,200	4,176
*	Zoom Video Communications Inc. Class A	8,600	4,043
*	F5 Networks Inc.	28,600	3,511
	CDW Corp.	27,040	3,232
*	Black Knight Inc.	36,380	3,167
*	Anaplan Inc.	40,600	2,541
	InterDigital Inc.	39,331	2,244
*	Atlassian Corp. plc Class A	11,556	2,101
*	Ciena Corp.	50,100	1,988
	Cognex Corp.	27,400	1,784
*	CACI International Inc. Class A	8,300	1,769
*	GoDaddy Inc. Class A	23,219	1,764
	Perspecta Inc.	82,000	1,595
	Global Payments Inc.	8,171	1,451
	Xerox Holdings Corp.	69,200	1,299
*	Synaptics Inc.	15,900	1,279
*	Pure Storage Inc. Class A	75,600	1,163
*	Tenable Holdings Inc.	28,800	1,087
*	Square Inc.	6,500	1,057
	Amdocs Ltd.	18,300	1,051
	Kulicke & Soffa Industries Inc.	46,900	1,051
*	Cree Inc.	15,000	956
*	Workiva Inc. Class A	16,800	937
*	Tower Semiconductor Ltd.	46,500	847
*	Blackline Inc.	8,500	762
	Genpact Ltd.	17,799	693
*	Ambarella Inc.	12,800	668
*	2U Inc.	19,100	647
*	Proofpoint Inc.	6,000	633
	FLIR Systems Inc.	16,711	599
*	MACOM Technology Solutions Holdings Inc.	16,800	571
*	Ceridian HCM Holding Inc.	6,300	521
*	Medallia Inc.	18,900	518
*	Euronet Worldwide Inc.	5,400	492
*	Flex Ltd.	41,400	461
	SS&C Technologies Holdings Inc.	7,300	442
*	Crowdstrike Holdings Inc. Class A	3,200	439
*	SVMK Inc.	18,300	405
*	Rambus Inc.	27,400	375
*	Knowles Corp.	23,100	344
*	Cirrus Logic Inc.	5,100	344
*	Unisys Corp.	32,200	344
	Sabre Corp.	45,900	299
	National Instruments Corp.	8,000	286
	ADTRAN Inc.	26,264	269
*	Qualys Inc.	2,383	234
*	New Relic Inc.	3,700	208
*	Endurance International Group Holdings Inc.	35,800	205
*	Extreme Networks Inc.	51,000	205
	KBR Inc.	8,000	179
*	MaxLinear Inc.	7,500	174
*	Slack Technologies Inc. Class A	6,400	172
*	Coupa Software Inc.	600	165
	Switch Inc.	10,300	161
*	FireEye Inc.	10,700	132
	NIC Inc.	6,400	126
	Hollysys Automation Technologies Ltd.	11,400	126
*	Pluralsight Inc. Class A	7,201	123

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	SolarEdge Technologies Inc.	500	119
*	Digimarc Corp.	4,697	105
*	Shopify Inc. Class A	99	101
*	Elastic NV	900	97
*	Box Inc.	4,451	77
	NXP Semiconductors NV	600	75
*,^	Inseego Corp.	6,700	69
*	BlackBerry Ltd.	14,800	68
*	Tucows Inc. Class A	900	62
	Ituran Location and Control Ltd.	4,300	60
*	Dropbox Inc. Class A	2,700	52
	NVE Corp.	882	43
	Alliance Data Systems Corp.	1,000	42
*	Conduent Inc.	12,800	41
*	Dell Technologies Inc.	600	41
	Hackett Group Inc.	3,600	40
*	Photronics Inc.	3,700	37
*	Viavi Solutions Inc.	3,100	36
*	3D Systems Corp.	6,900	34
*	FormFactor Inc.	1,200	30
*	Bottomline Technologies DE Inc.	700	29
	Vishay Intertechnology Inc.	1,800	28
	Avnet Inc.	1,000	26
*	Zebra Technologies Corp.	100	25
*	Advanced Energy Industries Inc.	400	25
*	CommVault Systems Inc.	572	23
*	Zuora Inc. Class A	2,200	23
*	DocuSign Inc. Class A	100	21
*	Workday Inc. Class A	100	21
*	Brightcove Inc.	2,100	21
	KLA Corp.	100	19
	Xperi Holding Corp	1,656	19
*	Splunk Inc.	100	19
	Universal Display Corp.	100	18
*	MicroStrategy Inc. Class A	100	15
	Skyworks Solutions Inc.	100	15
*	Appfolio Inc.	100	14
	SYNNEX Corp.	99	14
*	NeoPhotonics Corp.	2,200	13
	Broadridge Financial Solutions Inc.	100	13
*	GreenSky Inc. Class A	2,900	13
*	Avalara Inc.	100	13
*	Aspen Technology Inc.	100	13
*	Check Point Software Technologies Ltd.	100	12
*	eGain Corp.	800	11
	American Software Inc. Class A	800	11
*	NCR Corp.	497	11
	MKS Instruments Inc.	100	11
*	PagerDuty Inc.	400	11
*	Smartsheet Inc. Class A	214	11
*	CyberArk Software Ltd.	100	10
	TE Connectivity Ltd.	100	10
*	Manhattan Associates Inc.	100	10
*	Trimble Inc.	190	9
*	Avaya Holdings Corp.	600	9
	Booz Allen Hamilton Holding Corp. Class A	100	8
*	Gartner Inc.	63	8
*	Arrow Electronics Inc.	100	8
*	SPS Commerce Inc.	100	8
*	J2 Global Inc.	100	7
*	Acacia Communications Inc.	100	7
	Dolby Laboratories Inc.Class A	100	7
*	First Solar Inc.	100	7
	Badger Meter Inc.	100	7
*	Appian Corp. Class A	100	6
	Logitech International SA	76	6
*	RealPage Inc.	100	6
	Blackbaud Inc.	100	6
*	Iteris Inc.	1,353	6
*	MagnaChip Semiconductor Corp.	400	5
*	Semtech Corp.	100	5
*	DSP Group Inc.	400	5
*	Nova Measuring Instruments Ltd.	100	5
*	LiveRamp Holdings Inc.	100	5
*	Tufin Software Technologies Ltd.	603	5
*	Verint Systems Inc.	100	5
*	Mimecast Ltd.	100	5
	Brooks Automation Inc.	100	5
	CDK Global Inc.	100	4
	CSG Systems International Inc.	100	4
	Marvell Technology Group Ltd.	100	4
*	Sailpoint Technologies Holdings Inc.	100	4
*	CEVA Inc.	100	4
	Progress Software Corp.	100	4
*	Cornerstone OnDemand Inc.	100	4
*	Canadian Solar Inc.	100	3
	Jabil Inc.	100	3
*	Model N Inc.	94	3

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Arista Networks Inc.	16	3
	Corning Inc.	100	3
	QAD Inc. Class A	75	3
*	Camtek Ltd.	200	3
	Sapiens International Corp. NV	100	3
*	Yext Inc.	200	3
*	Rosetta Stone Inc.	100	3
*	Nuance Communications Inc.	89	3
*	ChannelAdvisor Corp.	200	3
*	Asure Software Inc.	375	3
	Belden Inc.	88	3
*	SMART Global Holdings Inc.	100	3
*	ePlus Inc.	37	3
*	Sanmina Corp.	100	3
*	Super Micro Computer Inc.	100	3
*	Impinj Inc.	100	3
*	Alpha & Omega Semiconductor Ltd.	200	3
*	EchoStar Corp. Class A	100	2
*	Radware Ltd.	100	2
*	Teradata Corp.	100	2
*	Applied Optoelectronics Inc.	200	2
*	Amkor Technology Inc.	200	2
*	Benefitfocus Inc.	200	2
*	Nutanix Inc.	100	2
*	NetScout Systems Inc.	100	2
*	MobileIron Inc.	300	2
*	Celestica Inc.	300	2
*	SolarWinds Corp.	100	2
*	Evo Payments Inc. Class A	81	2
*	ScanSource Inc.	100	2
*	Cardtronics plc Class A	100	2
*	Verra Mobility Corp. Class A	200	2
*	CommScope Holding Co. Inc.	200	2
*	Zix Corp.	300	2
*	Mitek Systems Inc.	137	2
	Cohu Inc.	100	2
*	Kopin Corp.	1,214	2
*	Casa Systems Inc.	400	2
*	Ribbon Communications Inc.	413	2
*	Arlo Technologies Inc.	300	2
*	A10 Networks Inc.	226	1
*	CalAmp Corp.	200	1
*	Immersion Corp.	202	1
	Comtech Telecommunications Corp.	100	1
*	Fitbit Inc. Class A	200	1
*	Digital Turbine Inc.	40	1
*	Net 1 UEPS Technologies Inc.	372	1
*	SunPower Corp.	100	1
*	Infinera Corp.	200	1
	ManTech International Corp. Class A	17	1
*	MoneyGram International Inc.	400	1
*	Harmonic Inc.	200	1
	Benchmark Electronics Inc.	55	1
	Daktronics Inc.	239	1
*	ViaSat Inc.	26	1
*	Diebold Nixdorf Inc.	100	1
	VirnetX Holding Corp.	100	1
*	Telenav Inc.	100	—
*	Eastman Kodak Co.	29	—
*	Axcelis Technologies Inc.	10	—
*	Maxeon Solar Technologies Ltd.	12	—
*	Sierra Wireless Inc.	15	—
*	Calix Inc.	9	—
*	Ideanomics Inc.	100	—
*	Vishay Precision Group Inc.	2	—
			3,354,906
Materials (2.3%)
	Linde plc	181,470	43,213
	Dow Inc.	559,864	26,342
	Sealed Air Corp.	659,146	25,581
	DuPont de Nemours Inc.	407,645	22,616
	Sherwin-Williams Co.	29,636	20,649
	Vulcan Materials Co.	139,813	18,950
	Ball Corp.	218,964	18,200
	Corteva Inc.	531,168	15,303
	Avery Dennison Corp.	92,861	11,871
	Newmont Corp.	164,796	10,456
	Martin Marietta Materials Inc.	33,893	7,977
	FMC Corp.	60,380	6,395
	PPG Industries Inc.	49,700	6,067
	CF Industries Holdings Inc.	191,500	5,881
	International Paper Co.	140,332	5,689
	Steel Dynamics Inc.	135,600	3,882
	Nucor Corp.	83,800	3,759
	Mosaic Co.	135,640	2,478
	Air Products & Chemicals Inc.	6,807	2,028

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Huntsman Corp.	86,400	1,919
	Ashland Global Holdings Inc.	23,600	1,674
	Commercial Metals Co.	76,400	1,526
	Reliance Steel & Aluminum Co.	14,200	1,449
	Louisiana-Pacific Corp.	47,017	1,387
	Eastman Chemical Co.	17,400	1,359
	Graphic Packaging Holding Co.	76,900	1,084
*	Axalta Coating Systems Ltd.	40,500	898
	Albemarle Corp.	9,100	812
*	Ingevity Corp.	14,100	697
	W R Grace & Co.	15,900	641
	Valvoline Inc.	23,200	442
*	Crown Holdings Inc.	5,300	407
	Warrior Met Coal Inc.	23,200	396
	Avient Corp.	10,795	286
	Westlake Chemical Corp.	4,400	278
^	Nutrien Ltd.	5,500	216
*	Alcoa Corp.	16,800	195
*	Allegheny Technologies Inc.	22,200	194
	Freeport-McMoRan Inc.	9,100	142
	Schnitzer Steel Industries Inc.	6,563	126
*	Forterra Inc.	9,900	117
	Orion Engineered Carbons SA	7,400	93
	Carpenter Technology Corp.	3,100	56
	Neenah Inc.	1,058	40
	Haynes International Inc.	2,300	39
	Myers Industries Inc.	1,771	23
*	PQ Group Holdings Inc.	2,100	22
	Ecolab Inc.	100	20
	Scotts Miracle-Gro Co.	100	15
	Franco-Nevada Corp.	100	14
	Osisko Gold Royalties Ltd.	1,100	13
	Royal Gold Inc.	100	12
*	Coeur Mining Inc.	1,600	12
	Advanced Emissions Solutions Inc.	2,800	11
	Agnico Eagle Mines Ltd.	100	8
	RPM International Inc.	92	8
	LyondellBasell Industries NV Class A	100	7
*	Constellium SE Class A	722	6
	Materion Corp.	100	5
	Minerals Technologies Inc.	100	5
	Wheaton Precious Metals Corp.	100	5
*	Berry Global Group Inc.	100	5
	Southern Copper Corp.	100	5
	Worthington Industries Inc.	100	4
	Silgan Holdings Inc.	100	4
	Greif Inc. Class A	100	4
	Westrock Co.	100	4
*	Contura Energy Inc.	439	3
	Barrick Gold Corp.	100	3
*	AdvanSix Inc.	200	3
	Trinseo SA	100	3
	ICL Group Ltd.	727	3
	Methanex Corp.	100	2
*	Equinox Gold Corp.	200	2
	United States Steel Corp.	300	2
*	Pretium Resources Inc.	165	2
	O-I Glass Inc.	200	2
*	Seabridge Gold Inc.	100	2
*	Resolute Forest Products Inc.	400	2
*	Flotek Industries Inc.	653	2
	SunCoke Energy Inc.	500	2
	Verso Corp.	199	2
	Hecla Mining Co.	300	2
	Tredegar Corp.	100	2
*	Gold Standard Ventures Corp.	1,776	1
	Mercer International Inc.	200	1
	Olin Corp.	100	1
*	Novagold Resources Inc.	100	1
*	Ryerson Holding Corp.	201	1
	Amcor plc	100	1
	Celanese Corp. Class A	10	1
*	Ferroglobe plc	1,600	1
*	First Majestic Silver Corp.	100	1
	Chemours Co.	44	1
	Cleveland-Cliffs Inc.	120	1
	Nexa Resources SA	116	1
*	Amyris Inc.	200	1
*	Arconic Corp.	23	—
	Intrepid Potash Inc.	50	—
*	IAMGOLD Corp.	100	—
*,§	Ferroglobe Representation & Warranty	48,731	—
			274,074
Other (0.1%)
	SPDR S&P 500 ETF Trust	56,700	18,988
*,§	Biosante Pharmaceutical Inc. CVR	4,189	—
			18,988
Real Estate (2.0%)
	Equinix Inc.	43,611	33,150
	Crown Castle International Corp.	124,581	20,743

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Weyerhaeuser Co.	699,603	19,953
	Iron Mountain Inc.	721,688	19,334
	SBA Communications Corp. Class A	59,810	19,048
	American Tower Corp.	60,275	14,570
	Mid-America Apartment Communities Inc.	114,447	13,270
	Regency Centers Corp.	329,158	12,515
	Simon Property Group Inc.	139,714	9,037
	SL Green Realty Corp.	183,752	8,521
	Healthpeak Properties Inc.	313,610	8,515
	Ventas Inc.	172,335	7,231
	Kimco Realty Corp.	627,060	7,061
	Equity Residential	136,200	6,991
	Boston Properties Inc.	82,065	6,590
	Apartment Investment and Management Co.	182,700	6,161
	Public Storage	27,518	6,129
	AvalonBay Communities Inc.	27,400	4,092
	Realty Income Corp.	53,600	3,256
	Duke Realty Corp.	79,000	2,915
	Extra Space Storage Inc.	14,400	1,541
	Essex Property Trust Inc.	7,000	1,406
	UDR Inc.	42,195	1,376
	VICI Properties Inc.	27,000	631
^	Macerich Co.	90,730	616
	Douglas Emmett Inc.	23,100	580
	Invitation Homes Inc.	15,100	423
	QTS Realty Trust Inc. Class A	6,700	422
	Omega Healthcare Investors Inc.	12,500	374
	Equity LifeStyle Properties Inc.	5,200	319
	American Campus Communities Inc.	8,900	311
	Camden Property Trust	3,200	285
*	Realogy Holdings Corp.	25,321	239
	Equity Commonwealth	8,500	226
	Americold Realty Trust	5,800	207
	Corporate Office Properties Trust	8,400	199
	CareTrust REIT Inc.	10,700	190
	JBG SMITH Properties	7,000	187
	Kilroy Realty Corp.	2,500	130
	Uniti Group Inc.	12,100	128
	Alexander & Baldwin Inc.	8,600	96
	MGM Growth Properties LLC Class A	3,200	90
	Urban Edge Properties	9,200	89
	American Assets Trust Inc.	2,499	60
	Urstadt Biddle Properties Inc. Class A	3,698	34
	Acadia Realty Trust	2,600	27
	Armada Hoffler Properties Inc.	2,914	27
	Paramount Group Inc.	3,600	26
	Newmark Group Inc. Class A	5,812	25
	Retail Opportunity Investments Corp.	2,400	25
	Highwoods Properties Inc.	600	20
	City Office REIT Inc.	2,171	16
	Retail Value Inc.	1,164	15
	Sun Communities Inc.	100	14
	EastGroup Properties Inc.	100	13
	CorEnergy Infrastructure Trust Inc.	2,200	13
	Innovative Industrial Properties Inc.	100	12
	Gladstone Commercial Corp.	643	11
	Life Storage Inc.	100	11
	Prologis Inc.	100	10
*	Cushman & Wakefield plc	892	9
*	St. Joe Co.	400	8
	Getty Realty Corp.	316	8
	Sunstone Hotel Investors Inc.	900	7
	Lamar Advertising Co. Class A	100	7
	New Senior Investment Group Inc.	1,510	6
	Agree Realty Corp.	94	6
	Welltower Inc.	100	6
	Federal Realty Investment Trust	73	5
	Rexford Industrial Realty Inc.	100	5
*	eXp World Holdings Inc.	100	4
	Ryman Hospitality Properties Inc.	100	4
	Essential Properties Realty Trust Inc.	200	4
	National Retail Properties Inc.	100	3
	Spirit Realty Capital Inc.	100	3
	One Liberty Properties Inc.	200	3
	CubeSmart	100	3
	Alexandria Real Estate Equities Inc.	20	3
	STAG Industrial Inc.	100	3
	RMR Group Inc. Class A	100	3
	STORE Capital Corp.	100	3

Growth and Income Fund

		Market
		Value•
	Shares	($000)
Front Yard Residential Corp.	300	3
Healthcare Trust of America Inc. Class A	100	3
iStar Inc.	200	2
Brixmor Property Group Inc.	200	2
GEO Group Inc.	200	2
Easterly Government Properties Inc.	100	2
Colony Capital Inc.	800	2
Columbia Property Trust Inc.	200	2
SITE Centers Corp.	300	2
Host Hotels & Resorts Inc.	200	2
Lexington Realty Trust	200	2
Retail Properties of America Inc.	300	2
Weingarten Realty Investors	100	2
Monmouth Real Estate Investment Corp.	100	1
Sabra Health Care REIT Inc.	100	1
UMH Properties Inc.	100	1
American Finance Trust Inc.	200	1
Vornado Realty Trust	36	1
Brandywine Realty Trust	100	1
CorePoint Lodging Inc.	189	1
RLJ Lodging Trust	100	1
CoreCivic Inc.	99	1
VEREIT Inc.	100	1
Empire State Realty Trust Inc.	100	1
* Ashford Hospitality Trust Inc.	280	1
Diversified Healthcare Trust	100	—
CIM Commercial Trust Corp.	25	—
Park Hotels & Resorts Inc.	17	—
Hudson Pacific Properties Inc.	6	—
		239,649
Utilities (2.0%)
Southern Co.	464,638	25,193
Exelon Corp.	688,923	24,636
AES Corp.	1,197,455	21,686
NRG Energy Inc.	501,359	15,412
Sempra Energy	126,244	14,942
Entergy Corp.	139,117	13,707
FirstEnergy Corp.	431,000	12,374
CenterPoint Energy Inc.	619,232	11,982
Evergy Inc.	229,928	11,685
WEC Energy Group Inc.	118,777	11,510
Consolidated Edison Inc.	121,900	9,484
NextEra Energy Inc.	29,035	8,059
American Electric Power Co. Inc.	96,586	7,894
PPL Corp.	253,985	6,911
Public Service Enterprise Group Inc.	120,000	6,589
Alliant Energy Corp.	109,600	5,661
NiSource Inc.	234,200	5,152
DTE Energy Co.	40,500	4,659
CMS Energy Corp.	74,600	4,581
Ameren Corp.	57,200	4,523
IDACORP Inc.	25,600	2,046
Pinnacle West Capital Corp.	24,900	1,856
American States Water Co.	12,700	952
Portland General Electric Co.	14,300	508
MDU Resources Group Inc.	18,700	421
OGE Energy Corp.	8,200	246
Otter Tail Corp.	3,514	127
* Atlantic Power Corp.	58,424	115
Black Hills Corp.	1,600	86
ALLETE Inc.	1,300	67
Atlantica Sustainable Infrastructure plc	1,500	43
Duke Energy Corp.	100	9
Chesapeake Utilities Corp.	100	8
Eversource Energy	100	8
Xcel Energy Inc.	100	7
MGE Energy Inc.	100	6
Avangrid Inc.	100	5
Dominion Energy Inc.	55	4
Fortis Inc.	100	4
National Fuel Gas Co.	100	4
Essential Utilities Inc.	100	4
Unitil Corp.	100	4
Avista Corp.	100	3
UGI Corp.	100	3
Brookfield Renewable Corp. Class A	47	3
Spark Energy Inc. Class A	262	2
Hawaiian Electric Industries Inc.	23	1
Edison International	2	—
		233,182
Total Common Stocks
(Cost $8,352,195)		11,564,434

Growth and Income Fund

		Market
		Value•
	Shares	($000)
Preferred Stocks (0.0%)
* Qurate Retail Inc. Pfd., 8.000%, 3/15/31	249	24
[1] WESCO International Inc. Pfd., 10.625%	63	2
Total Preferred Stocks (Cost $20)		26
Temporary Cash Investments (2.6%)
Money Market Fund (2.4%)
[2,3] Vanguard Market Liquidity Fund, 0.117%	2,809,160	280,916

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.2%)
United States Cash Management Bill, 0.135%, 10/20/20	2,100	2,100
[4] United States Cash Management Bill, 0.165%, 11/3/20	10,000	9,999
[4] United States Cash Management Bill, 0.145%–0.146%, 12/15/20	3,900	3,899
[4] United States Treasury Bill, 0.109%, 12/31/20	9,200	9,198
		25,196
Total Temporary Cash Investments
(Cost $305,998)		306,112
Total Investments (100.0%)
(Cost $8,658,213)		11,870,572
Other Assets and Liabilities—Net (0.0%)		(5,625)
Net Assets (100%)		11,864,947

Cost is in $000.

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,913,000.

§ Security value determined using significant unobservable inputs.

1 Perpetual security with no stated maturity date.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Collateral of $4,271,000 was received for securities on loan.

4 Securities with a value of $21,067,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	1,683	282,071	4,023
Micro E-mini S&P 500 Index	December 2020	24	402	(4)
				4,019

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Statement of Assets and Liabilities

As of September 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,377,409)	11,589,656
Affiliated Issuers (Cost $280,804)	280,916
Total Investments in Securities	11,870,572
Investment in Vanguard	513
Cash	30
Receivables for Investment Securities Sold	21,861
Receivables for Accrued Income	9,698
Receivables for Capital Shares Issued	3,169
Variation Margin Receivable—Futures Contracts	1,589
Total Assets	11,907,432
Liabilities
Payables for Investment Securities Purchased	22,739
Collateral for Securities on Loan	4,271
Payables to Investment Advisor	2,402
Payables for Capital Shares Redeemed	12,066
Payables to Vanguard	998
Variation Margin Payable—Futures Contracts	9
Total Liabilities	42,485
Net Assets	11,864,947

At September 30, 2020, net assets consisted of:

Paid-in Capital	8,237,774
Total Distributable Earnings (Loss)	3,627,173
Net Assets	11,864,947

Investor Shares—Net Assets
Applicable to 51,317,842 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,779,009
Net Asset Value Per Share—Investor Shares	$54.15

Admiral Shares—Net Assets
Applicable to 102,779,415 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,085,938
Net Asset Value Per Share—Admiral Shares	$88.40

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Statement of Operations

Year Ended
September 30, 2020
($000)
Investment Income
Income
Dividends[1]	210,229
Interest[2]	2,891
Securities Lending—Net	279
Total Income	213,399
Expenses
Investment Advisory Fees—Note B
Basic Fee	10,865
Performance Adjustment	(160)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	6,157
Management and Administrative—Admiral Shares	10,183
Marketing and Distribution—Investor Shares	277
Marketing and Distribution—Admiral Shares	480
Custodian Fees	169
Auditing Fees	25
Shareholders’ Reports—Investor Shares	68
Shareholders’ Reports—Admiral Shares	61
Trustees’ Fees and Expenses	18
Total Expenses	28,143
Net Investment Income	185,256
Realized Net Gain (Loss)
Investment Securities Sold[2]	459,700
Futures Contracts	26,913
Realized Net Gain (Loss)	486,613
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	824,970
Futures Contracts	6,453
Change in Unrealized Appreciation (Depreciation)	831,423
Net Increase (Decrease) in Net Assets Resulting from Operations	1,503,292

1 Dividends are net of foreign withholding taxes of $29,000.

2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,739,000, $24,000, and $74,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	185,256	195,835
Realized Net Gain (Loss)	486,613	279,141
Change in Unrealized Appreciation (Depreciation)	831,423	(239,755)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,503,292	235,221
Distributions[1]
Investor Shares	(121,067)	(185,824)
Admiral Shares	(362,694)	(551,435)
Total Distributions	(483,761)	(737,259)
Capital Share Transactions
Investor Shares	(346,621)	60,225
Admiral Shares	(79,597)	290,497
Net Increase (Decrease) from Capital Share Transactions	(426,218)	350,722
Total Increase (Decrease)	593,313	(151,316)
Net Assets
Beginning of Period	11,271,634	11,422,950
End of Period	11,864,947	11,271,634

1 Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Financial Highlights

Investor Shares

For a Share Outstanding					Year Ended September 30,
Throughout Each Period	2020		2019		2018		2017		2016
Net Asset Value, Beginning of Period	$49.46		$52.17		$46.50		$42.16		$39.55
Investment Operations
Net Investment Income	.787	[1]	.823	[1]	.711	[1]	.792	[1]	.852
Net Realized and Unrealized Gain (Loss) on Investments	6.024		(.204)		7.650		6.346		4.813
Total from Investment Operations	6.811		.619		8.361		7.138		5.665
Distributions
Dividends from Net Investment Income	(.815)		(.766)		(.668)		(.799)		(.790)
Distributions from Realized Capital Gains	(1.306)		(2.563)		(2.023)		(1.999)		(2.265)
Total Distributions	(2.121)		(3.329)		(2.691)		(2.798)		(3.055)
Net Asset Value, End of Period	$54.15		$49.46		$52.17		$46.50		$42.16

Total Return[2]	14.07%		2.21%		18.56%		17.66%		14.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,779		$2,860		$2,932		$2,982		$2,801
Ratio of Total Expenses to Average Net Assets[3]	0.32%		0.33%		0.33%		0.34%		0.34%
Ratio of Net Investment Income to Average Net Assets	1.57%		1.73%		1.45%		1.80%		2.09%
Portfolio Turnover Rate	58%		68%		83%		96%		96%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.00%, 0.00%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$80.74	$85.16	$75.93	$68.83	$64.57
Investment Operations
Net Investment Income	1.364[1]	1.421[1]	1.242[1]	1.362[1]	1.466
Net Realized and Unrealized Gain (Loss) on Investments	9.842	(.330)	12.473	10.384	7.855
Total from Investment Operations	11.206	1.091	13.715	11.746	9.321
Distributions
Dividends from Net Investment Income	(1.414)	(1.326)	(1.182)	(1.384)	(1.364)
Distributions from Realized Capital Gains	(2.132)	(4.185)	(3.303)	(3.262)	(3.697)
Total Distributions	(3.546)	(5.511)	(4.485)	(4.646)	(5.061)
Net Asset Value, End of Period	$88.40	$80.74	$85.16	$75.93	$68.83

Total Return[2]	14.19%	2.32%	18.65%	17.81%	14.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,086	$8,412	$8,491	$7,015	$3,833
Ratio of Total Expenses to Average Net Assets[3]	0.22%	0.23%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.83%	1.55%	1.91%	2.20%
Portfolio Turnover Rate	58%	68%	83%	96%	96%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.00%, 0.00%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Notes to Financial Statements

Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended September 30, 2020, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Growth and Income Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

Growth and Income Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended September 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The investment advisory firms Los Angeles Capital Management and Equity Research, Inc., and D. E. Shaw Investment Management, L.L.C., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Los Angeles Capital Management and Equity Research, Inc., is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years. The basic fee of D. E. Shaw Investment Management, L.L.C., is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years.

Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $1,266,000 for the year ended September 30, 2020.

For the year ended September 30, 2020, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.10% of the fund’s average net assets, before a decrease of $160,000 (0.00%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Growth and Income Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2020, the fund had contributed to Vanguard capital in the amount of $513,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	11,564,434	—	—	11,564,434
Preferred Stocks	26	—	—	26
Temporary Cash Investments	280,916	25,196	—	306,112
Total	11,845,376	25,196	—	11,870,572
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,589	—	—	1,589
Liabilities
Futures Contracts[1]	9	—	—	9

1 Represents variation margin on the last day of the reporting period.

Growth and Income Fund

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for passive foreign investment companies, distributions in connection with fund share redemptions, and redesignation of dividends paid were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	44,973
Total Distributable Earnings (Loss)	(44,973)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	45,944
Undistributed Long-Term Gains	379,929
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	3,201,300

The tax character of distributions paid was as follows:

	Year Ended September 30,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income *	197,771	370,319
Long-Term Capital Gains	285,990	366,940
Total	483,761	737,259

* Includes short-term capital gains, if any.

Growth and Income Fund

As of September 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	8,669,272
Gross Unrealized Appreciation	3,721,185
Gross Unrealized Depreciation	(519,885)
Net Unrealized Appreciation (Depreciation)	3,201,300

F. During the year ended September 30, 2020, the fund purchased $6,416,928,000 of investment securities and sold $7,149,802,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended September 30,
		2020		2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	364,628	7,412	299,833	6,284
Issued in Lieu of Cash Distributions	116,087	2,281	178,632	4,162
Redeemed	(827,336)	(16,197)	(418,240)	(8,824)
Net Increase (Decrease)—Investor Shares	(346,621)	(6,504)	60,225	1,622
Admiral Shares
Issued	1,327,369	16,185	931,635	12,131
Issued in Lieu of Cash Distributions	339,569	4,090	520,688	7,431
Redeemed	(1,746,535)	(21,683)	(1,161,826)	(15,079)
Net Increase (Decrease)—Admiral Shares	(79,597)	(1,408)	290,497	4,483

H. Management has determined that no events or transactions occurred subsequent to September 30, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Vanguard Quantitative Funds and Shareholders of Vanguard Growth and Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Growth and Income Fund (constituting Vanguard Quantitative Funds, referred to hereafter as the “Fund”) as of September 30, 2020, the related statement of operations for the year ended September 30, 2020, the statement of changes in net assets for each of the two years in the period ended September 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2020 and the financial highlights for each of the five years in the period ended September 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 12, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard Growth and Income Fund

This information for the fiscal year ended September 30, 2020, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $330,963,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund distributed $195,918,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Growth and Income Fund has renewed the fund’s investment advisory arrangements with D. E. Shaw Investment Management, L.L.C. (DESIM); Los Angeles Capital Management and Equity Research, Inc. (LA Capital); and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interest of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each advisor’s investment management services provided to the fund since 2011, and took into account the organizational depth and stability of each advisor. The board considered the following:

DESIM. Founded in 2005, DESIM is a global investment management and technology development firm. The advisor employs quantitative models that seek to capture predominantly “bottom-up” stock-specific return opportunities while aiming to control overall portfolio risk and characteristics, such as size, sector weights, and style, to be similar to those of the benchmark. DESIM focuses on return drivers that it considers “idiosyncratic,” or those that other quantitative managers tend to overlook, and de-emphasizes the use of traditional factors such as value, growth, and momentum, as these factors are more subject to crowding from other quantitative managers. DESIM has managed a portion of the fund since 2011.

LA Capital. LA Capital was formed in 2002 from the equity portion of Wilshire Asset Management. The advisor employs a controlled, dynamic investment model, gradually assigning new prices to key equity risks as market conditions evolve and investor preferences shift. The price of factor risk evolves over time in a way that can be captured in a model, similar to changes in cost of capital. The model uses more than 50 factors to actively weight stocks, including value, momentum, quality, sector, and market capitalization factors. The advisor applies statistical techniques to reduce noise in the factor returns and it looks for velocity and acceleration of the cleansed factor performance over the prior six months. LA Capital has managed a portion of the fund since 2011.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 2011.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the investment performance of each advisor’s subportfolio since each advisor began managing a portion of the fund in 2011, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rates were also well below the peer-group average.

The board did not consider the profitability of DESIM and LA Capital in determining whether to approve the advisory fees, because the firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for DESIM and LA Capital. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase. The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018– present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufac-turing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

CFA® is a registered trademark owned by CFA Institute.

© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q930 112020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)	Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended September 30, 2020: $25,000
Fiscal Year Ended September 30, 2019: $21,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended September 30, 2020: $10,761,407
Fiscal Year Ended September 30, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)	Audit-Related Fees.

Fiscal Year Ended September 30, 2020: $2,915,863
Fiscal Year Ended September 30, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)	Tax Fees.

Fiscal Year Ended September 30, 2020: $247,168
Fiscal Year Ended September 30, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)	All Other Fees.

Fiscal Year Ended September 30, 2020: $115,000
Fiscal Year Ended September 30, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)          (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)           For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)          Aggregate Non-Audit Fees.

Fiscal Year Ended September 30, 2020: $362,168
Fiscal Year Ended September 30, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)         For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 17, 2020

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: November 17, 2020

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on October 23, 2020 (see File Number 2-52698), Incorporated by Reference.